As Filed with the Securities and Exchange Commission on February 28, 2014

Registration File Nos. 333-145064

811-08963

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 8	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

AMENDMENT NO. 38	☑

(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VA-1

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 825-0411

Ken Reitz

TIAA-CREF Life Insurance Company

8500 Andrew Carnegie Boulevard, MS C2-08

Charlotte, North Carolina 28262-8500

(704) 988-4455

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on May 1, 2013, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

☒	on May 1, 2014, pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contract

PROSPECTUS

                    , 2014

INTELLIGENT VARIABLE ANNUITY

Individual Flexible Premium Deferred Variable Annuity Contract Funded Through

TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company

This prospectus describes information you should know before investing in the Intelligent Variable Annuity, an individual flexible premium deferred variable annuity contract offered by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and funded through the TIAA-CREF Life Separate Account VA-1 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the fund prospectuses, and keep it for future reference.

The Contract is designed for individual investors who desire to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment of those funds as lifetime income or through other payment options. The Contract is not available for purchase as part of any tax-qualified retirement plan.

Whether the Contract or certain investment options are available to you is subject to approval by regulatory authorities in your state.

You may allocate your Premiums and Accumulation Value to the Investment Accounts of the Separate Account, each of which in turn, invests in one of the following mutual funds (“Portfolios”).

TIAA-CREF Life Balanced *

TIAA-CREF Life Bond

TIAA-CREF Life Growth Equity

TIAA-CREF Life Growth & Income

TIAA-CREF Life International Equity

TIAA-CREF Life Large-Cap Value

TIAA-CREF Life Money Market

TIAA-CREF Life Real Estate Securities

TIAA-CREF Life Small-Cap Equity

TIAA-CREF Life Social Choice Equity

TIAA-CREF Life Stock Index

Calamos Growth and Income Portfolio[1]

Credit Suisse Trust-Commodity Return Strategy Portfolio

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Delaware VIP Diversified Income Series—Standard Class

Delaware VIP International Value Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

Franklin Income Securities Fund—Class 1

Franklin Small-Mid Cap Growth Securities Fund—Class 1 Mutual Shares Securities Fund—Class 1

Templeton Developing Markets Securities Fund—Class 1

ING Clarion Global Real Estate Portfolio—Class I

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Overseas Portfolio—Institutional Shares[2]

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares

ClearBridge Variable Aggressive Growth Portfolio—Class I3

Western Asset Variable Global

High Yield Bond Portfolio—Class I

ClearBridge Variable Small Cap

Growth Portfolio—Class I

MFS Growth Series—Initial Class

MFS Global Equity Series—Initial Class

MFS Investors Growth Stock Series—Initial Class

MFS Utilities Series—Initial Class

Neuberger Berman Advisers Management Trust

Large Cap Value Portfolio—I Class

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio—I Class

PIMCO VIT All Asset Portfolio—Institutional Class

PIMCO VIT Commodity Real Return Portfolio

PIMCO VIT Emerging Markets Bond Portfolio

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class

PIMCO VIT Real Return Portfolio—Institutional Class

PVC Equity Income Account—Class 1

PVC MidCap Account—Class 1[4]

Prudential Series Fund—Jennison 20/20 Focus

Portfolio—Class II

Prudential Series Fund—Natural Resources

Portfolio—Class II

Prudential Series Fund—Value Portfolio—Class II

Royce Capital Fund Micro-Cap Portfolio—Investment Class Royce Capital Fund Small-Cap Portfolio—Investment Class

T. Rowe Price® Limited-Term Bond Portfolio

Wanger International

Wanger Select

Wanger USA

[1]   Closed to new investors 7/30/12

[2]   Closed to new investors 2/18/13

[3]   Closed to new investors 2/18/13

[4]   Closed to new investors 8/15/03

*	There are two Investment Accounts that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. If you allocate Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, this will activate the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider (which imposes an additional charge on amounts invested in this Investment Account.) Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (Non-GLWB) Investment Account will not be eligible for benefits under the GLWB rider. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Investment Account’s Portfolio investment performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

Separate prospectuses for the Portfolios provide more information about the Portfolios listed above. Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

More information about the Separate Account and the Contract is on file with the Securities and Exchange Commission (“SEC”) in a “Statement of Additional Information” (“SAI”) dated the same date as this prospectus. You can receive a free SAI by calling 877 694-0305. The SAI is “incorporated by reference” into the prospectus; that means it’s legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Separate Account.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes the variable annuity issued by TIAA-CREF Life. It doesn’t constitute an offering in any jurisdiction where such an offering can’t lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you shouldn’t rely on it.

Intelligent Variable Annuity Prospectus	1

DEFINITIONS

Throughout the prospectus, “TIAA-CREF Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contractowner or any prospective Contractowner.

The terms and phrases below are defined so you’ll know precisely how we’re using them. To understand some definitions, you may have to refer to other defined terms.

1940 Act.  The Investment Company Act of 1940, as amended.

Administrative Office.  The office you must contact to exercise any of your rights under the Contract. You should send all payments and requests to: TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; Telephone: 877 694-0305.

Accumulation Period.  The period that begins with your first Premium and continues as long as you still have an amount accumulated in the Separate Account.

Accumulation Unit.  A share of participation in the Separate Account.

Accumulation Value.  The total value of your Accumulation Units.

Annuitant.  The natural person whose life is used in determining the annuity payments to be received. The Annuitant may be the Contractowner or another person.

Beneficiary.  Any person or institution named to receive benefits if you die during the Accumulation Period or if you die while any annuity income or death benefit payments remain due. You don’t have to name the same Beneficiary for both of these two situations.

Business Day.  Any day the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Contract.  The individual, flexible premium, deferred variable annuity contract described in this prospectus.

Contractowner or Owner.  The person (or persons) who controls all the rights and benefits under a Contract.

General Account.  All of our assets other than those allocated to the Separate Account or to any other TIAA-CREF Life Separate Account.

Income Option.  Any of the ways you can receive annuity income. It is also referred to as an “annuity option.”

Internal Revenue Code (IRC).  The Internal Revenue Code of 1986, as amended.

Investment Account.  A sub-account of the Separate Account that invests its assets in shares of a corresponding Portfolio.

Non-Qualified Contracts.  Annuity Contracts that are not issued in connection with a retirement plan intended to qualify for special federal income tax treatment under the IRC.

Portfolio.  An investment company that is registered with the Securities and Exchange Commission in which an Investment Account is invested. The Contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.

Premium.  Any amount you invest in the Contract.

Primary Owner.  The person designated as such in the Contract application.

Qualified Contract.  Annuity Contracts that are intended to qualify for special Federal income tax treatment under the IRC Section 408 or 408A. Currently, we are not offering Qualified Contracts.

Second Annuitant.  The natural person whose life, together with the Annuitant’s life, is used in determining the amount of annuity payments and how long those payments will be received under the Two-Life Annuities Income Option.

Separate Account.  TIAA-CREF Life Separate Account VA-1, which was established by TIAA-CREF Life under New York state law to fund your variable annuity. The Separate Account holds its assets apart from TIAA-CREF Life’s other assets.

TIAA.  Teachers Insurance and Annuity Association of America. TIAA-CREF Life is an indirect wholly owned subsidiary of TIAA.

TIAA-CREF Life.  TIAA-CREF Life Insurance Company.

Valuation Day.  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

2	Prospectus Intelligent Variable Annuity

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THE INTELLIGENT VARIABLE ANNUITY?

The Intelligent Variable Annuity is a variable annuity product that allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment based on the amounts accumulated as lifetime income or through other payment options. You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is taken out of the Contract.

Under the Intelligent Variable Annuity Contract, you may allocate your Premiums and Accumulation Value among the Investment Accounts of TIAA-CREF Life Separate Account VA-1.

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Portfolio underlying the Investment Account performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

The Contract is available to you provided it has been approved by the insurance department of your state of residence. The contract is approved in all states including the District of Columbia.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract, considering currently available Portfolios.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACTOWNER(S) TRANSACTION EXPENSES
Sales load imposed on purchases (as a percentage of Premiums)	None
Deferred sales load (as a percentage of Premiums or amount surrendered, as applicable)	None
Premium taxes(1) (as a percentage of Premiums, if applicable)	1.0–3.5%
Surrender fees (as a percentage of amount surrendered)	None
Transfer charges	None

(1)	Only applicable in certain states.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Maintenance Fee(2)	$25
Separate Account Annual Expenses (deducted daily from average Accumulation Value to equal the annual % shown)	Maximum (without fee waiver)		Current (with fee waiver)
	Years 1-10	Years 11+	Years 1-10	Years 11+
Mortality and expense risk charge
Accumulation Value < $100,000	0.40%	0.00%	0.40%	0.00%
Accumulation Value $100,000–$500,000	0.25%	0.00%	0.25%	0.00%
Accumulation Value > $500,000	0.15%	0.00%	0.15%	0.00%
Administrative expense charge[3]	0.30%	0.30%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Before Optional Riders)
Accumulation Value < $100,000	0.70%	0.30%	0.50%	0.10%
Accumulation Value $100,000–$500,000	0.55%	0.30%	0.35%	0.10%
Accumulation Value > $500,000	0.45%	0.30%	0.25%	0.10%
Optional Guaranteed Minimum Death Benefit (GMDB) rider charge	0.10%	0.10%	0.10%	0.10%
Optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider charge[4] (as a percentage of average Accumulation Value in the GLWB Account)	2.00%	2.00%	1.20%	1.20%
TOTAL Separate Account Annual Expenses (Including Optional Riders)
Accumulation Value < $100,000	2.80%	2.40%	1.80%	1.40%
Accumulation Value $100,000—$500,000	2.65%	2.40%	1.65%	1.40%
Accumulation Value > $500,000	2.55%	2.40%	1.55%	1.40%

(2)

We impose the annual maintenance fee on every anniversary of your Contract and on surrender. The annual maintenance fee is waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the date of surrender. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, the fee will be deducted from the TIAA-CREF Life Money Market Investment Account. Otherwise, the fee will be deducted from among the Investment Accounts in proportion to the Accumulation Value in each Investment Account.

(3)

“Current (with fee waiver)”—We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. We will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

(4)

“Current (with fee waiver)”—We currently waive a portion of the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider charge assessed on Accumulation Value in the GLWB Account, so that the current charge is 1.20%. We will provide at least three months’ notice before any increase in the GLWB rider charge, although any such increase will never exceed the maximum stated in the table above. See “Guaranteed Lifetime Withdrawal Benefit (GLWB)”.

Intelligent Variable Annuity Prospectus	3

ANNUAL PORTFOLIO OPERATING EXPENSES:

The following table shows the minimum and maximum total operating expenses charged by the currently available Portfolios that you may pay periodically during the time you own the Policy, both before and after any contractual fee waivers or reimbursements. These are based on the management fees, distribution (Rule 12b-1) fees, and other expenses charged by the Portfolios during the fiscal year ended December 31, 2013. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum	Maximum

Gross Total Annual Portfolio Operating Expenses (before any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)

[ ]%	[ ]%

Net Total Annual Portfolio Operating Expenses (net of any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)[1]

[ ]%	[ ]%

[1]

Certain of the Portfolios have entered into contractual fee waiver or expense reimbursement arrangements that reduce Portfolio fees and expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2015. More detail concerning the Portfolios’ contractual waivers and reimbursements can be found in the footnotes accompanying the next table.

The following table shows the fees (including management fees, distribution (Rule 12b-1) fees, and other expenses) charged by each Portfolio as a percentage of average daily net assets for the fiscal year ended December 31, 2013. Portfolio expenses are not fixed or specified under the terms of the Policy, and may change periodically. Certain portfolios may impose a redemption fee. For further information, consult the Portfolios’ prospectuses. [To be updated by amendment.]

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[8]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
TIAA-CREF Life Balanced[2]	0.10%	0.00%	0.26%	0.41%	0.77%	0.26%	0.51%
TIAA-CREF Life Bond[3]	0.30%	0.00%	0.23%	0.00%	0.53%	0.18%	0.35%
TIAA-CREF Life Growth Equity[4]	0.45%	0.00%	0.29%	0.00%	0.74%	0.22%	0.52%
TIAA-CREF Life Growth & Income[4]	0.45%	0.00%	0.24%	0.00%	0.69%	0.17%	0.52%
TIAA-CREF Life International Equity[5]	0.50%	0.00%	0.30%	0.00%	0.80%	0.20%	0.60%
TIAA-CREF Life Large-Cap Value [4]	0.45%	0.00%	0.25%	0.00%	0.70%	0.18%	0.52%
TIAA-CREF Life Money Market[6]	0.10%	0.00%	0.29%	0.00%	0.39%	0.24%	0.15%
TIAA-CREF Life Real Estate Securities[7]	0.50%	0.00%	0.21%	0.00%	0.71%	0.14%	0.57%
TIAA-CREF Life Small-Cap Equity[9]	0.48%	0.00%	0.27%	0.02%	0.77%	0.20%	0.57%
TIAA-CREF Life Social Choice Equity[10]	0.15%	0.00%	0.28%	0.00%	0.43%	0.21%	0.22%
TIAA-CREF Life Stock Index[11]	0.06%	0.00%	0.19%	0.00%	0.25%	0.16%	0.09%
Calamos Growth and Income Portfolio	0.75%	0.00%	0.61%	0.00%	1.36%	0.00%	1.36%
Credit Suisse Trust Commodity Return Strategy Portfolio[1][2,13]	0.50%	0.25%	0.59%	0.00%	1.34%	0.29%	1.05%
Delaware VIP Diversified Income Series—Standard Class	0.59%	0.00%	0.09%	0.00%	0.68%	0.00%	0.68%
Delaware VIP International Value Equity Series—Standard Class	0.85%	0.00%	0.22%	0.00%	1.07%	0.00%	1.07%

4	Prospectus Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[7]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Delaware VIP Small Cap Value Series—Standard Class	0.73%	0.00%	0.08%	0.00%	0.81%	0.00%	0.81%
DFA VA Global Bond Portfolio	0.24%	0.00%	0.05%	0.00%	0.29%	0.00%	0.29%
DFA VA Global Moderate Allocation Portfolio[1][4]	0.24%	0.00%	0.41%	0.28%	0.94%	0.54%	0.40%
DFA VA International Small Portfolio	0.50%	0.00%	0.13%	0.00%	0.63%	0.00%	0.63%
DFA VA International Value Portfolio	0.40%	0.00%	0.10%	0.00%	0.50%	0.00%	0.50%
DFA VA Short-Term Fixed Portfolio	0.25%	0.00%	0.05%	0.00%	0.30%	0.00%	0.30%
DFA VA US Large Value Portfolio	0.25%	0.00%	0.05%	0.00%	0.30%	0.00%	0.30%
DFA VA US Targeted Value Portfolio	0.35%	0.00%	0.06%	0.00%	0.41%	0.00%	0.41%
Franklin Income Securities Fund—Class 1[1][5]	0.45%	0.00%	0.02%	0.00%	0.47%	0.00%	0.47%
Franklin Small-Mid Cap Growth Securities Fund—Class 1[1][6]	0.51%	0.00%	0.29%	0.00%	0.80%	0.00%	0.80%
Mutual Shares Securities Fund—Class 1	0.60%	0.00%	0.11%	0.00%	0.71%	0.00%	0.71%
Templeton Developing Markets Securities Fund—Class 1	1.10%	0.00%	0.25%	0.00%	1.35%	0.00%	1.35%
ING Clarion Global Real Estate Portfolio—Class I1[7]	0.79%	0.00%	0.21%	0.00%	1.00%	0.11%	0.89%
Janus Aspen Forty Portfolio—Institutional Shares	0.49%	0.00%	0.06%	0.00%	0.55%	0.00%	0.55%
Janus Aspen Overseas Portfolio—Institutional Shares	0.44%	0.00%	0.05%	0.00%	0.49%	0.00%	0.49%
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	0.50%	0.00%	0.08%	0.00%	0.58%	0.00%	0.58%
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	0.75%	0.25%	0.20%	0.00%	1.20%	0.00%	1.20%
Prudential Series Fund—Natural Resources Portfolio—Class II	0.45%	0.25%	0.20%	0.00%	0.90%	0.05%	0.85%
Prudential Series Fund—Value Portfolio—Class II	0.40%	0.25%	0.18%	0.00%	0.83%	0.05%	0.78%
ClearBridge Variable Aggressive Growth Portfolio—Class I	0.75%	0.00%	0.06%	0.00%	0.81%	0.00%	0.81%
Western Asset Variable Global High Yield Bond Portfolio—Class I	0.70%	0.00%	0.12%	0.00%	0.82%	0.00%	0.82%
ClearBridge Variable Small Cap Growth Portfolio—Class I	0.75%	0.00%	0.11%	0.00%	0.86%	0.00%	0.86%
MFS Growth Series—Initial Class	0.75%	0.00%	0.07%	0.00%	0.82%	0.00%	0.82%
MFS Global Equity Series—Initial Class[1][8]	1.00%	0.00%	0.31%	0.00%	1.31%	0.16%	1.15%
MFS Investors Growth Stock Series—Initial Class	0.75%	0.00%	0.08%	0.00%	0.83%	0.00%	0.83%
MFS Utilities Series—Initial Class	0.74%	0.00%	0.08%	0.00%	0.82%	0.00%	0.82%
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	0.85%	0.00%	0.30%	0.00%	1.15%	0.00%	1.15%
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	0.85%	0.00%	0.22%	0.00%	1.07%	0.00%	1.07%
PIMCO VIT All Asset Portfolio—Institutional Class[19], [20],21,22,23	0.43%	0.00%	0.00%	0.75%	1.18%	0.09%	1.09%
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class[24,25,26],27	0.74%	0.00%	.011%	0.14%	0.99%	0.14%	0.85%
PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	0.85%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class[2][4,28]	0.75%	0.00%	0.01%	0.00%	0.76%	0.00%	0.76%
PIMCO VIT Real Return Portfolio—Institutional Class[2][4,29]	0.50%	0.00%	0.05%	0.00%	0.55%	0.00%	0.55%
PVC Equity Income Account—Class 1	0.48%	0.00%	0.01%	0.00%	0.49%	0.00%	0.49%
PVC MidCap Blend Account—Class 1	0.54%	0.00%	0.01%	0.00%	0.55%	0.00%	0.55%
Royce Capital Fund Micro-Cap Portfolio—Investment Class	1.25%	0.00%	0.08%	0.02%	1.35%	0.00%	1.35%
Royce Capital Fund Small-Cap Portfolio—Investment Class	1.00%	0.00%	0.06%	0.00%	1.06%	0.00%	1.06%

Intelligent Variable Annuity Prospectus	5

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[7]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
T. Rowe Price® Limited-Term Bond Portfolio	0.70%	0.00%	0.00%	0.01%	0.71%	0.00%	0.71%
Wanger International	0.91%	0.00%	0.16%	0.00%	1.07%	0.00%	1.07%
Wanger Select	0.80%	0.00%	0.11%	0.00%	0.91%	0.00%	0.91%
Wanger USA	0.86%	0.00%	0.10%	0.00%	0.96%	0.00%	0.96%

[1]	Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

[2]

“Other Expenses” and “Acquired Fund Fees and Expenses” – Estimates for the current fiscal year. “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. “Waivers and Expense Reimbursements” – Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.51% of average daily net assets for shared of the Fund. These expense reimbursement arrangements will continue through at least May 1, 2015, unless changed with approval of the Board of Trustees.

[3]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.35% of average daily net assets for the shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[4]

Under the Funds’ expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[6]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.15% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[7]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[8]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

[9]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.55% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[10]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.22% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[11]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.09% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[1][2]

The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “ Other Expenses” include expenses of both the portfolio and the subsidiary

[1][3]	The expense information in the table has been restated to reflect current fees

[1][4]

The Institutional Class shares of the Portfolio are new, so the operating expenses shown are based on anticipated fees and expenses for the first full fiscal year. “Acquired Fund Fees and Expenses” represents the amount of the fees and expenses anticipated to be incurred by the Portfolio through its investments in the Underlying Funds and other investment companies for the first full fiscal year. “Fee Waiver and/or Expense Reimbursement” – The Advisor has agreed to waive all or a portion of its management fee and to assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

[1][5]	The Fund administration fee is paid indirectly through the management fee.

[1][6]

The manager and administrator have agreed in advance to reduce their fees as a result of the fund’s investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2013.

[1][7]

The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2014. Based upon net assets as of December 31, 2012, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2014. The waiver will only renew if the adviser elects to renew it.

[1][8]

Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.90% of the fund’s average daily net assets annually. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2014. In addition, MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and

6	Prospectus Intelligent Variable Annuity

investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.15% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2014.

[19]

Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund’s use of such investments as an investment strategy.

[20]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.155% for the Institutional Class shares.

[21]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[22]

PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

[2][3]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.065% for the Institutional Class shares.

[2][4]

“Other Expenses” reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

[2][5]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.88% for Institutional Class shares.

[2][6]

PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20% respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.

[2][7]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is 0.74% for Institutional Class shares.

[2][8]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75% for the Institutional Class shares.

[2][9]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.50% for the Institutional Class shares

The fee and expense information relating to the Portfolios was provided by the Portfolios or their investment managers or other service providers. We have not and cannot independently verify either the accuracy or completeness of such information.

Portfolio expenses are paid by each underlying Portfolio before TIAA-CREF Life is provided with the Portfolio’s daily net asset value. TIAA-CREF Life then deducts Separate Account charges from the net asset value of the corresponding Investment Account.

Examples

The next two tables provide examples that are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, Contract fees, Separate Account annual expenses, and annual Portfolio operating expenses for currently available Portfolios.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume the full annual Contract maintenance fee of $25 is charged. The examples also assume that the Accumulation Value is less than $100,000, and thus the full mortality and expense risk charge of 0.40% is assessed. The example assumes that the Fund’s expense reimbursement agreement will remain in place for one year but that there will be no waiver or expense reimbursement agreement in effect thereafter.

     The first example assumes that there are no fee waivers (and thus the administrative expense charge is 0.30% and the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider charge is 2.00%). The second example assumes current fee waivers for each period (and thus the administrative expense charge is 0.10% and the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider charge is 1.20%). In both examples, we show you the costs assuming either the maximum or the minimum fees and expenses of the Portfolios. We also show you the costs if all optional benefits (the GMDB and GLWB) are chosen or not chosen. Where we show expenses with the GLWB rider, we assume that all of the $10,000 invested in the Contract has been allocated to the GLWB Account under the GLWB rider.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be (whether or not your surrender or annuitize your Contract at the end of the applicable time period):

EXAMPLE WITHOUT FEE WAIVERS	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—with GMDB and GLWB	$385	$1,166	$1,966	$4,044
Maximum Portfolio fees & expenses—neither GMDB nor GLWB	$234	$719	$1,228	$2,614
Minimum Portfolio fees & expenses—neither GMDB nor GLWB	$122	$377	$648	$1,404

EXAMPLE WITH FEE WAIVERS
Maximum Portfolio fees & expenses—with GMDB and GLWB	$259	$848	$1,461	$3,104
Maximum Portfolio fees & expenses—neither GMDB nor GLWB	$214	$658	$1,126	$2,407
Minimum Portfolio fees & expenses—neither GMDB nor GLWB	$85	$298	$524	$1,156

These tables are provided to help you understand the various expenses you would bear directly or indirectly as an Owner of a Contract. Remember that they don’t represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see “Charges,” below.

For Accumulation Unit value information for each Investment Account, please refer to Appendix A.

Intelligent Variable Annuity Prospectus	7

HOW DO I PURCHASE A CONTRACT?

To purchase a Contract, you must complete an application and make an initial payment of at least $2,500 (this amount may differ for Qualified Contracts). We reserve the right to lower the initial premium amount to $250. Additional Premiums, including under an automatic investment plan using Electronic Funds Transfers (EFT), must be at least $50. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I CANCEL MY CONTRACT?

You can examine the Contract and return it to TIAA-CREF Life for a refund, until the end of the “free look” period specified in your Contract (which is a minimum of 10 days, but varies by state). In states that permit it, we’ll refund the Accumulation Value calculated on the date that you returned the Contract and the refund request to us. (Note that the value of your initial Premium may have gone down during the period.) Where state law requires, the refund will equal all payments you have made. We will consider the Contract returned on the date it’s postmarked and properly addressed with postage pre-paid or, if it’s not postmarked, on the day we receive it at our Administrative Office. We will send you the refund within 7 days after we get written notice of cancellation and the returned Contract. If you live in a state that requires refund of Premiums, Premiums will be allocated to the TIAA-CREF Life Money Market Investment Account during the “free look” period. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I TRANSFER AMONG THE INVESTMENT OPTIONS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Subject to limitations, you may transfer portions of your Accumulation Value among the Investment Accounts. For more information, see “Transfers” and “Transfer Policies Regarding Market Timing and Frequent Trading.”

You may surrender your Contract or take cash withdrawals at any time before all of your Accumulation Value is applied to an annuity option on the annuity starting date. All cash withdrawals must be for at least $1,000 or your entire Accumulation Value. For more information, see “Cash Withdrawals.” Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

If you have activated the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, transferring or withdrawing Accumulation Value from the GLWB Account other than as specified under the rider could significantly reduce, or even eliminate, the rider’s benefits. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

     You may elect to apply all or a portion of your Accumulation Value to receive guaranteed fixed annuity payments under the Contract that are payable from the General Account. The Contract offers a variety of annuity options, including: One-Life Annuities, which pay income as long as the Annuitant lives or until the end of a specified guaranteed period, whichever is longer; Fixed-Period Annuities, which pay income for a period of between 2 and 30 years; and Two-Life Annuities, which pay income as long as the Annuitant lives, then continues at either the same or a reduced level for the life of the Second Annuitant or until the end of a specified guaranteed period, whichever is greater. For more information, see “The Contract—the Annuity Period.”

If you have activated the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, withdrawing Accumulation Value from the GLWB Account for partial or full annuitization other than as specified under the rider could significantly reduce, or even eliminate, the rider’s benefits. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

A death benefit will be paid to your Beneficiary(ies) if either the Owner or Annuitant dies during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit. For more information, see “Death  Benefits.”

WHAT IS THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER?

The Guaranteed Lifetime Withdrawal Benefit (GLWB) rider guarantees the right to withdraw a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions) based upon the value of a lifetime income base (the “Income Base). This Income Base will not decrease if the GLWB Account Value declines due to poor market performance, but may increase if the GLWB Account Value increases. If following the date you have “locked-in” your specified withdrawal amount under the rider the GLWB Account Value is depleted (reduced to zero) due to poor Investment Account performance, the deduction of fees, or “prescribed” withdrawals, then we will make payments to you from our General Account for the rest of your life (or the lives of you and your spouse, if you have so designated) based, in part, on the value of the Income Base. The Primary Owner must be at least 55 years old in order to establish the “lock-in date.”

The GLWB Account is made up of one or more Investment Accounts under your Contract. Currently, the only Investment Account in the GLWB Account is the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, although in the future we may change the Investment Accounts that are part of the GLWB Account.

Withdrawals and transfers from the GLWB Account before you “lock-in” your specified withdrawal amount under the rider and withdrawals and transfers taken after the lock-in date that exceed the specified withdrawal amount will result in a reduction of rider benefits, and may even significantly reduce or even eliminate the value of the rider’s benefits (especially if withdrawals and transfers are taken during periods of poor investment performance). This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

We charge an additional fee if you activate the GLWB rider. You will begin paying this fee as of the date you allocate Premium or Accumulation Value to the GLWB Account, even if you don’t begin taking permitted withdrawals under the rider for many years. You may allocate Premium and/or Accumulation Value to the GLWB Account to activate the rider when you purchase your Contract or at a later date, so long as you meet certain eligibility requirements and we are permitting new GLWB elections at that time.

Any amounts in excess of GLWB Account Value that we may be obligated to pay under the GLWB rider are subject to our financial strength and claims-paying ability. The rider does not guarantee Accumulation Value or the performance of any Investment Account. For more information, see “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

TIAA-CREF LIFE INSURANCE COMPANY AND TIAA

The Contracts are issued by TIAA-CREF Life Insurance Company, a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA-CREF Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA-CREF Life is solely responsible for its contractual obligations.

     TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, serving approximately 3.94 million people and approximately 15,000 institutions as of December 31, 2013 form the principal retirement system for the nation’s education and research communities and form one of the largest retirement systems in the U.S., based on assets under management. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

8	Prospectus Intelligent Variable Annuity

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Contract and are not discussed in this prospectus.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios through various Investment Accounts. The Portfolios are open-end management investment companies registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

Before investing, carefully read the Portfolios’ prospectuses. The Portfolios’ prospectuses contain more information on each Portfolio’s investment objectives, strategies, limitations, risks, expenses and investment managers. In addition, the Portfolios’ prospectuses may detail additional fees, limitations or restrictions that may be imposed on the Investment Accounts and that we, in turn, may enforce against a Contract. The prospectus for each Portfolio is available by contacting us. In addition, if you receive a summary prospectus for a Portfolio, you may obtain a full statutory prospectus by referring to the contact information for the Portfolio company on the cover page of the summary prospectus.

Payments from Portfolios

We (and our affiliates) may receive payments, which may be significant, from some or all of the Portfolios, their investment managers, distributors or affiliates thereof.

These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Portfolios. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from Contract assets. Contractowners, through their indirect investment in the Portfolios, bear the costs of these management fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive may be based upon a percentage of the Portfolio’s assets owned by the Investment Accounts. These percentages differ from Portfolio to Portfolio. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts.

Some of the Portfolios have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act. Under these plans, we or our affiliates may receive some or all of a Portfolio’s 12b-1 fees. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts. These payments are deducted from the assets of the Portfolios; therefore, they decrease the Portfolios’ investment return.

Selection of Portfolios

We select the Portfolios based on several criteria, including asset class coverage, the strength of the investment manager’s (or sub-adviser’s) reputation and record, investment performance and our ability to receive payments as described above. We review the Portfolios periodically and may remove a Portfolio or limit its availability for future transfers and allocations if we determine that the Portfolio no longer meets one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You are responsible for choosing your Investment Accounts and your allocations so that they are appropriate for your specific circumstances, including your goals, financial situation and risk tolerance. You should consult your registered representative who can provide advice on the Portfolios offered as not all of them may be suitable for long-term investment needs. You should monitor and periodically review your Investment Account selections and allocations to determine if they are still appropriate.

Portfolio Investment Managers and Investment Objectives

The following table summarizes each Portfolio’s investment objective(s). There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the Portfolio prospectuses. You should read these prospectuses carefully.

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Balanced[1]	Teachers Advisors, Inc.	Seeks long-term total return, consisting of capital appreciation and current income.
TIAA-CREF Life Bond	Teachers Advisors, Inc.	Seeks a favorable long-term return through income as is consistent with preserving capital, primarily from fixed-income securities.

Intelligent Variable Annuity Prospectus	9

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Growth Equity	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Life Growth & Income	Teachers Advisors, Inc.	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.
TIAA-CREF Life International Equity	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
TIAA-CREF Life Large-Cap Value	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
TIAA-CREF Life Money Market[2]	Teachers Advisors, Inc.	Seeks high current income consistent with maintaining liquidity and preserving capital by investing in high-quality short-term money market instruments.
TIAA-CREF Life Real Estate Securities	Teachers Advisors, Inc.	Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.
TIAA-CREF Life Small-Cap Equity	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
TIAA-CREF Life Social Choice Equity	Teachers Advisors, Inc.	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.
TIAA-CREF Life Stock Index	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Calamos Growth and Income Portfolio	Calamos Advisors LLC	Seeks high long-term total return through growth and current income.
Credit Suisse Trust—Commodity Return Strategy Portfolio	Credit Suisse Asset Management LLC	Seeks total return
Delaware VIP Diversified Income Series—Standard Class	Delaware Management Company	Seeks maximum long-term total return consistent with reasonable risk.
Delaware VIP International Value Equity Series—Standard Class	Delaware Management Company	Seeks long-term growth without undue risk to principal.
Delaware VIP Small Cap Value Series—Standard Class	Delaware Management Company	Seeks capital appreciation.
DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation Portfolio	Dimensional Fund Advisors LP	Seeks total return consisting of capital appreciation and current income.
DFA VA International Small Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA International Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP	Seeks a stable real return in excess of the rate of inflation with a minimum of risk.
DFA VA US Large Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA US Targeted Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Franklin Income Securities Fund—Class 1	Franklin Advisers, Inc. Templeton Investment Counsel, LLC (sub-advisor)	Seeks to maximize income while maintaining prospects for capital appreciation.

10	Prospectus Intelligent Variable Annuity

Portfolio	Investment Manager	Investment Objective
Franklin Small-Mid Cap Growth Securities Fund—Class 1	Franklin Advisers, Inc.	Seeks long-term capital growth.
Mutual Shares Securities Fund—Class 1	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.
Templeton Developing Markets Securities Fund—Class 1	Templeton Asset Management Ltd.	Seeks long-term capital appreciation.
ING Clarion Global Real Estate Portfolio—Class I	ING Investments, LLC ING Clarion Real Estate Securities (sub-advisor)	Seeks high total return consisting of capital appreciation and current income.
Janus Aspen Forty Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	Janus Capital Management LLC Perkins Investment Management, LLC (sub-adviser)	Seeks capital appreciation.
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Natural Resources Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Value Portfolio—Class II	Jennison Associates LLC	Seeks capital appreciation.
ClearBridge Variable Aggressive Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks capital appreciation.
Western Asset Variable Global High Yield Bond Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, (sub-advisor)	Seeks to maximize total return.
ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks long-term growth of capital.
MFS Growth Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Global Equity Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Investors Growth Stock Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Utilities Series—Initial Class	Massachusetts Financial Services Company	Seeks total return.
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
PIMCO VIT All Asset Portfolio—Institutional Class	Pacific Investment Management Company LLC Research Affiliates, LLC (sub-adviser)	Seeks maximum real return, consistent with preservation of real capital and prudent investment managements.
PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PVC Equity Income Account I—Class 1	Principal Management Corporation Edge Asset Management, Inc. (sub-advisor)	Seeks to provide a relatively high level of current income and long-term growth of income and capital.
PVC MidCap Account—Class 1	Principal Management Corporation Principal Global Investors, LLC. (sub-advisor)	Seeks long-term growth of capital.
Royce Capital Fund Micro-Cap Portfolio—Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.
Royce Capital Fund Small-Cap Portfolio—Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.

Intelligent Variable Annuity Prospectus	11

Portfolio	Investment Manager	Investment Objective
T. Rowe Price® Limited-Term Bond Portfolio	T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks a high level of income consistent with moderate fluctuations in principal value.
Wanger International	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

[1]

There are two Investment Accounts that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. If you allocate Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, this will activate the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider (which imposes an additional charge on amounts invested in this Investment Account). Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (Non-GLWB) Investment Account will not be eligible for benefits under the GLWB rider. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

[2]

There is no assurance that this Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based insurance charges, the yield on this Investment Account may become low and possibly negative.

Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment manager. Nevertheless, the investment performance of the Portfolios available under the Contract may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Contract will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment manager, the same investment objectives and policies, and/or a very similar or nearly identical name.

Please read the prospectuses to obtain more complete information regarding the Portfolios. Keep this prospectus and the Portfolios’ prospectuses for future reference.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to take certain actions that we deem necessary to serve your best interests and appropriate to carry out the purposes of this Contract. When required by law, we will obtain approval by you, the SEC, and/or any appropriate regulatory authority. The actions that we may take include:

•	deregistering the Separate Account under the 1940 Act;

•	operating the Separate Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	taking any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

•	adding, combining or removing Investment Accounts in the Separate Account;

•

substituting, for the Portfolio shares held in any Investment Account, the shares of another class issued by the Portfolio, or the shares of another investment company or any other investment permitted by law;

•	change the way we deduct or collect charges under the Contract, but without increasing the charges unless and to the extent permitted by other provisions of this Contract;

•	making any other necessary technical changes in this Contract in order to conform with any action this provision permits us to take; and

•	adding to, eliminating, or suspending your ability to allocate Premiums or transfer Accumulation Value into any Investment Option.

We can add new Investment Accounts in the future that would invest in other Portfolios, funds or other investment vehicles. We don’t guarantee that the Separate Account, any existing Investment Account, or any Investment Account added in the future will always be available. We reserve the right to add or close Investment Accounts, substitute another Portfolio, fund or other investment vehicle without your consent, or combine Investment Accounts or Portfolios. A substituted Portfolio, fund or investment vehicle may have different fees and expenses. Substitutions and Investment Account closings may be made with respect to existing investments or the investment of future Premiums, or both. However, no substitution will be made without any necessary approval of the Securities and Exchange Commission. A Portfolio also may discontinue offering its shares to the Investment Accounts. In addition, we reserve the right to make other structural and operational changes affecting the Separate Account and the Contract.

We will notify you if any of these changes result in a material change in the underlying investments of an Investment Account of the Separate Account to which any part of your Accumulation Value is allocated. Information about any such change will be filed with any regulatory authority where required and will be subject to any required approval.

     If you object to a material change and a portion of your Accumulation Value is attributable to the affected Investment Account, then you may transfer that value into another Investment Account.

To effect such transfers, we must receive your request in good order at our Administrative Office within 60 days of the postmarked notice of material change. We will not deduct a transfer charge for this transaction.

12	Prospectus Intelligent Variable Annuity

VOTING PORTFOLIO SHARES

The Separate Account is the legal owner of the shares of the Portfolios being offered through the Investment Accounts in your Contract. It therefore has the right to vote its shares at any meeting of the Portfolios’ shareholders. Generally, open-end investment companies, such as the Portfolios, do not hold annual meetings of shareholders. However, if and when shareholder meetings are held, we will give you the right to instruct us how to vote the shares attributable to your Contract. If we don’t receive timely instructions from you, we will vote your shares in the same proportion as the voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contractowners may control the outcome of a vote. We may vote the shares of the Portfolios in our own right in some cases, if we determine that we may legally do so.

The number of Portfolio shares attributable to you is determined by dividing your interest in the applicable Investment Account by the net asset value of the underlying Portfolio.

THE CONTRACT—THE ACCUMULATION PERIOD

The Contract is an individual flexible-premium (you can contribute varying amounts) deferred variable annuity that accepts after-tax dollars for Non-Qualified and pre-tax dollars for Qualified Contracts. The rights and benefits of the Contract are summarized below. However, the descriptions you read here are qualified entirely by the Contract itself. We offer the Contract in most states and the District of Columbia, although the Contract may not be available to residents in every state.

PURCHASING A CONTRACT AND REMITTING PREMIUMS

Minimum Initial and Maximum Additional Premiums. We will issue you a Non-Qualified Contract as soon as we receive, in good order at our Administrative Office, your completed application and your initial Premium. Initial Premiums must be for at least $2,500.

For Qualified Contracts you may not make Premium payments in excess of the applicable annual contribution limit as specified in the IRC. For advice on making contributions to a Qualified Contract, please consult your investment or tax adviser.

Please send your check, payable to TIAA-CREF Life Insurance Company, along with the application to:

New Business Dept.

TIAA-CREF Life Insurance Co.

P.O. Box 1291

Charlotte, NC 28201-9908

Note that we cannot accept money orders, travelers’ checks, or cash. In addition, we will not accept a third-party check where the relationship of the payer to the Contractowner cannot be identified from the face of the check. We will credit your initial Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we don’t have the necessary information within five Business Days, we’ll return your initial Premium unless you instruct us otherwise upon being contacted.

Additional Premiums. Subsequent Premiums must be for at least $50. We reserve the right to limit Premiums to no more than $1,000,000 a year. Send a check, payable to TIAA-CREF Life Insurance Company, including your Contract number, to:

TC-Life VA Collections

P.O. Box 933866

Atlanta, GA 31139-3866

These Premiums will be credited as of the Business Day we receive them, and allocated in the same way as your investment instructions currently on file, unless you instruct otherwise. Currently, TIAA-CREF Life will accept Premiums at any time both the Contractowner(s) and the Annuitant(s) are living and your Contract is in the Accumulation Period. However, we reserve the right not to accept Premiums under this Contract after you have been given three months’ notice.

Electronic Payment. You may make initial or subsequent investments by electronic payment. You may also establish an automatic investment plan using Electronic Funds Transfers (EFT) by completing an authorization form. If the automatic investment plan is used for a Qualified Contract, the Contractowner should consult a tax adviser for advice regarding maximum contributions. A federal wire is usually received the same day and an Automated Clearing House (“ACH”) credit or debit transfer is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although an ACH transfer is usually less expensive than a federal wire. Here’s what you need to do:

1.	If you are sending in an initial Premium, send us your application;

2.	Instruct your bank to wire money to:

Wells Fargo

ABA Number 121000248

San Francisco, CA

Account of: TIAA-CREF Life Insurance Company

Account Number: 2000035305820

3.	Specify on the wire:

•	Your name, address and Social Security Number(s) or Taxpayer Identification Number

•	Indicate if this is for a new application or existing Contract (provide Contract number if existing)

More About Remitting Premiums. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until the third party service administrator has received such Premiums along with any necessary information.

Intelligent Variable Annuity Prospectus	13

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to open an account or effect any transactions for you.

If we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

Certain Restrictions. You may only open one Contract in any calendar year. Except as otherwise described in this prospectus, the Contract doesn’t restrict how large your Premiums are or how often you send them, although we reserve the right to impose restrictions in the future.

We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contractowner’s account and refuse to pay any request for transfers, annuity payments, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Investment Account Accumulation

At the end of any Business Day, the Accumulation Value in each Investment Account is equal to the number of Accumulation Units in each Investment Account multiplied by the Accumulation Unit value for that Investment Account.

The Number of Accumulation Units in any Investment Account at the end of the day will be increased by:

•	Premiums allocated to that Investment Account; and

•	Transfers from another Investment Account;

And will be decreased by:

•	Deductions of Premium taxes incurred for the Investment Account; and

•	Withdrawals from Accumulation Value in the Investment Account; and

•	Partial or full annuitizations of Accumulation Value in the Investment Account; and

•	Transfers to another Investment Account; and

•	Any portion of the death benefit paid; and

•	Annual maintenance fee that has been deducted from the Investment Account; and
•	Redemption charges imposed by a Portfolio underlying an Investment Account.

Every time you allocate or transfer money to or from an Investment Account, we convert that dollar amount into Accumulation Units. We determine the number of Accumulation Units we credit to, or subtract from, your Contract by dividing the dollar amount of the transaction by the Accumulation Unit value for that Investment Account at the end of the Business Day.

ACCUMULATION UNIT VALUE

We determine an Accumulation Unit value for each Investment Account to reflect how investment performance affects the Accumulation Value. Unit values will vary among Investment Accounts. The Unit value may increase or decrease from one Business Day to the next.

The Accumulation Unit value of any Investment Account at the end of any Business Day equals:

•	The Accumulation Unit value of the Investment Account on the immediately preceding Business Day; multiplied by

•	The net investment factor for that Investment Account on that Investment Day.

The net investment factor:

•	Measures the investment performance of an Investment Account from one Business Day to the next;

•	Increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio;

•	Decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the underlying Portfolio expenses; and

•	Decreases to reflect the mortality and expense risk charge which is based upon the following annual rates applied to total value in all Investment Accounts:

•	0.40% if the value of Accumulation Units in all Investment Accounts is less than $100,000;

•	0.25% if the value of Accumulation Units in all Investment Accounts is from $100,000 to $500,000; and

•	0.15% if the value of Accumulation Units in all Investment Accounts is more than $500,000.

•	In contract years 11 and later, the annual rate is 0% regardless of the value of Accumulation Units in all Investment Accounts

•	Decreases to reflect an Administrative Expense charge of 0.10% (0.30% before waiver) for all contract years; and

•	If applicable, decreases to reflect the Guaranteed Minimum Death Benefit (GMDB) rider charge of 0.10%; and

•	If applicable, decreases to reflect the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider charge of 1.20% (2.00% before waiver).

Accumulation Unit values on any non-Business Day are determined using the Unit values as of the most recent prior Business Day.

14	Prospectus Intelligent Variable Annuity

We deduct the mortality and expense risk charge to compensate us for certain mortality and expense risks we assume, and for certain expenses we incur. The mortality risk is the risk that an Annuitant will live for a longer time than we project. The expense risk is the risk that the expenses that we incur will exceed the Contract charges.

In order to accommodate the varying mortality and expense risk charges, as well as the application of the GMDBrider charges on certain Contracts, separate Accumulation Unit values will be maintained via different charge bands. On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal or request a partial annuitization, we also will transfer Accumulation Units between bands if the Premium or withdrawal or partial annuitization causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS, CASH WITHDRAWALS, AND PARTIAL ANNUITIZATIONS

You can tell us how much you want to transfer, partially annuitize, or withdraw in dollars, Accumulation Units, or as a percentage of your Accumulation Value.

Transfers, partial annuitizations, and cash withdrawals are effective at the end of the Business Day we receive your request and any required information and documentation. Transfers, partial annuitizations, and cash withdrawals made at any time other than during a Business Day will be effective at the end of the next Business Day. You can also defer the effective date of a transfer, partial annuitization, or cash withdrawal to a future Business Day acceptable to us.

TRANSFERS

You can transfer some (at least $250 at a time) or the entire amount you accumulate under your Contract among the Separate Account’s Investment Accounts. Currently, we limit the number of transfers you may make among the Investment Account options. Please see “Transfer Policies Regarding Market Timing and Frequent Trading.” We do not assess a transfer charge.

To request a transfer, write to or call our Administrative Office, or go to our Web Center’s account access feature at www.tiaa-cref.org. If you make a telephone or Internet transfer at any time other than during a Business Day, it will be effective at the close of the next Business Day. We can suspend or terminate your ability to transfer by telephone, fax, or over the Internet at any time for any reason.

If you have activated the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, transferring Accumulation Value from the GLWB Account other than as specified under the rider could significantly reduce, or even eliminate, the rider’s benefits. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

TRANSFER POLICIES REGARDING MARKET TIMING AND FREQUENT TRADING

There are Contractowners who may try to profit from transferring money back and forth among Investment

Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the underlying Portfolios incur expenses for buying and selling securities. These costs are borne by all Contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for Portfolios invested primarily in foreign securities, such as the TIAA-CREF Life International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, if, within a 60-day calendar day period, a Contractowner redeems or exchanges any monies out of an Investment Account that holds shares of a Portfolio (other than an Investment Account that invests in the TIAA-CREF Life Money Market Fund and transfers made pursuant to the dollar cost averaging and automatic account rebalancing programs), subsequently purchases or exchanges any monies back into that same Investment Account holding shares of the Portfolio and then redeems or exchanges any monies out of the same Investment Account, the Contractowner will not be permitted to make electronic transfers (i.e., transfers over the Internet, by telephone or fax) back into that same Investment Account holding shares of the Portfolio through a purchase or exchange for 90 calendar days.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the Portfolios under the separate account.

If we regard the transfer activity as disruptive to an underlying Portfolio’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a Contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all Contractowners. We reserve the right to waive these policies where management believes that the waiver is in the Contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect Contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the Contract if you want to engage in market timing activity.

Intelligent Variable Annuity Prospectus	15

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the Portfolios under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA-CREF Life or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term Contractowners, increased transaction costs, and interference with the efficient portfolio management of the affected Portfolio.

The Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The policies and procedures of a Portfolio may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other Portfolios. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the Portfolios. However, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contractowners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contractowners who violate the market timing and excessive trading policies established by the Portfolio.

CASH WITHDRAWALS

You can withdraw some or all of your Accumulation Value in the Investment Accounts. Cash withdrawals must be for at least $1,000 (or your entire Accumulation Value, if less). Any withdrawal that would reduce your entire Accumulation Value below $1,000 will be considered a request for a full surrender. Surrenders from Qualified Contracts may be restricted or prohibited. There’s no charge for cash withdrawals.

If you withdraw your entire Accumulation Value in the Separate Account, we’ll cancel your Contract and all of our obligations to you under the Contract will end. We will deduct the annual maintenance fee from any surrender proceeds.

Withdrawals are subject to income tax, and a 10% penalty tax may apply if you are under age 59 1/2. (See “Federal Income Taxes.”)

If you have activated the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, withdrawals from the GLWB Account other than as specified under the rider could significantly reduce, or even eliminate, the rider’s benefits. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

SYSTEMATIC WITHDRAWALS

If your Accumulation Value is at least $10,000, you may have withdrawals made from one or more of the Investment

Accounts on a systematic basis. Systematic withdrawals can be made monthly, quarterly, semi-annually or annually, from the first to the twenty-eighth day of the month. If the scheduled date of a systematic withdrawal is not a Business Day, the withdrawal will be deemed as a redemption request made on the next Business Day and priced accordingly.

The starting date for systematic withdrawals must be at least seven calendar days after we receive all required forms in good order. Systematic withdrawals will continue until the earliest of the following:

•	the date you tell us to stop, or

•	your Accumulation Value in any Investment Account is insufficient, or

•	a withdrawal would cause your Accumulation Value to fall below $1,000, or

•	your death, or

•	the Annuitant’s death.

A periodic withdrawal amount must be either in dollars, or in percentage of Accumulation Value, or in numbers of Accumulation Units. The initial periodic withdrawal amount must be at least $100. Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment. You may not have more than one systematic withdrawal program in effect at any one time.

Systematic withdrawals are not available to you while you own any other deferred annuities issued by us that:

•	accept only after-tax contributions, and

•	were issued during the calendar year in which the Contract was issued, and

•	have an Accumulation Value greater than zero.

Systematic withdrawals are subject to all provisions applicable to withdrawals, except as otherwise provided herein. We may restrict the availability of systematic withdrawals from any new Investment Accounts that are added to your Contract after the issue date of the Contract. We may suspend future systematic withdrawals with ninety days’ written notice to you.

The systematic withdrawal plan is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. If you allocate all of your Accumulation Value to the GLWB Account, any systematic withdrawal plan in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

DOLLAR COST AVERAGING

If your Accumulation Value is at least $10,000, you may elect to participate in a dollar cost averaging program by providing us with acceptable notice. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium into the Investment Accounts over a period of time by systematically and automatically transferring, on a periodic basis, specified dollar amounts from the TIAA-CREF Life Money Market Account to any Investment Account(s). This allows you to potentially reduce the risk of investing most of your Premium into the Investment Accounts at a time when

16	Prospectus Intelligent Variable Annuity

prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.

You choose whether transfers will be made on a monthly or a quarterly basis on the 1st through the 28th day of the month. If you don’t select a timing basis, we will make monthly transfers. Equal amounts (minimum $100) are automatically transferred from the TIAA-CREF Life Money Market Investment Account to your designated “target Investment Options” in the percentages selected. You may have multiple target Investment Options.

The starting date of a dollar cost averaging program must be at least seven calendar days after we receive all required forms in good order, and a dollar cost averaging program can not begin during the “free look” period. We reserve the right to allow you to start only one dollar cost averaging program in any contract year or successive 12 month period. If an automatic account rebalancing program is in effect, a dollar cost averaging program cannot be initiated.

Dollar cost averaging will end if we receive (in good order) a request to cancel the participation, the value of the TIAA-CREF Life Money Market Investment Account is insufficient to make the transfer, or the specified number of transfers has been completed. We may suspend dollar cost averaging program transfers with ninety days written notice to you. We reserve the right to terminate the dollar cost averaging program.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

The dollar cost averaging program is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. If you allocate all of your Accumulation Value to the GLWB Account, any dollar cost averaging program in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

AUTOMATIC ACCOUNT REBALANCING PROGRAM

You may elect to participate in an automatic account rebalancing program by providing us with notice in good order. Automatic account rebalancing will allow you to maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a monthly, quarterly, semi-annual or annual basis on the 1st through the 28th day of the month.

We reserve the right to allow you to start only one automatic account rebalancing program in any contract year or successive 12-month period. If a dollar cost averaging program is in effect, an automatic account rebalancing program cannot be initiated.

Automatic account rebalancing will end if we receive an acceptable request to cancel your participation. We reserve the right to terminate the automatic account rebalancing program for a particular Contract.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

The automatic account rebalancing program is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. If you allocate all of your Accumulation Value to the GLWB Account, any automatic account rebalancing program in effect will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

WITHDRAWALS TO PAY ADVISORY FEES

In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor. You will be required to complete and return certain forms to effect these cash withdrawals, indicating how you want the money to be withdrawn. If you do not specify how you want the money withdrawn, we will make the withdrawal from each of your Investment Accounts on a pro rata basis. For a Non-Qualified Contract, the withdrawal will be treated like any other distribution; it may be included in gross income for federal tax purposes and, if the Owner is under age 59 1/2, it may be subject to a 10% penalty tax. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

You may use systematic withdrawals to pay these advisory fees. Such withdrawals must be quarterly, not earlier than the seventh Business Day after the end of a calendar quarter. The amount withdrawn must be specified in dollars or in percentage of your Accumulation Value as of the end of the quarter. The financial advisor may request that we stop making withdrawals. We may determine the eligibility of financial advisors for systematic withdrawal payments.

These fees will go to individual registered investment advisers who are not affiliated with us or the Separate Account investment adviser. These fees are not Contract charges retained by us. These fees also are not the investment advisory fees paid by the underlying Portfolios. We will not assess any charge for the withdrawal of these fees.

The systematic withdrawal plan to pay advisory fees is not available for amounts allocated to the GLWB Account under the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. If you allocate all of your Accumulation Value to the GLWB Account, any systematic withdrawal plan in effect to pay advisory fees will terminate on the date of such allocation. (See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”)

Intelligent Variable Annuity Prospectus	17

TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers, partial annuizations, and cash withdrawals, including GLWB Prescribed Withdrawals/Transfers and GLWB Non-Prescribed Withdrawals/Transfers made under the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. Cash withdrawals are taxed at the rates for ordinary income—i.e., they are not treated as capital gains. Withdrawals before age 59 1/2 may subject you to early-distribution taxes as well. For more information, see “Federal Income Taxes,” “The Contract—the Annuity Period,” and “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

If you are concerned that poor investment performance or market volatility in the Investment Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge an optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. Under the rider, we guarantee the right to withdraw a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions), regardless of the investment performance of the GLWB Account, and even if the value of the GLWB Account is reduced to zero due to poor market performance. The GLWB Account is made up of one or more Investment Accounts under your Contract. Currently, the only Investment Account in the GLWB Account is the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account, although in the future we may change the Investment Accounts that are part of the GLWB Account. All rider benefits and guarantees will be based on allocations of Premium and Accumulation Value to the GLWB Account. Before you decide to allocate Premium and/or Accumulation Value to the GLWB Account to activate the GLWB rider, you should carefully consider the rider’s terms and conditions and consult your registered representative to determine whether the rider best suits your needs.

So long as you establish a lock-in date and comply with certain terms and conditions, you will be permitted to make periodic withdrawals (“GLWB Prescribed Withdrawals/Transfers”) each year from the GLWB Account up to a specified amount (the “Annual Guaranteed Withdrawal Amount,” or “AGWA”) during the lifetime of one or more persons you designate (“Covered Persons”). You may begin taking GLWB Prescribed Withdrawals/Transfers on a date you choose—the “Lock-in Date”—where we will initially determine and “lock-in” your AGWA. We calculate the AGWA as a percentage of an overall income base (“Income Base”) that will not decrease if your GLWB Account Value decreases due to poor market performance, and that may increase if your GLWB Account Value increases. Each year in which you may take GLWB Prescribed Withdrawals/Transfers—the “GLWB Year”—will begin on your birthday, or, if there are two Owners, the Primary Owner’s birthday (the “GLWB Birthday”). The Primary Owner must be at least 55 years old in order to establish the Lock-in Date.

If your GLWB Account Value is depleted (reduced to zero) following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, we will make payments to you from our General Account equal to the AGWA for the rest of your life (or the lives of you and your spouse, if you have so designated).

If you take withdrawals or transfers from the GLWB Account before the Lock-in Date or take withdrawals or transfers from the GLWB Account after the Lock-in Date that exceed the AGWA, we will reduce your Income Base—sometimes by more than the amount of the withdrawal or transfer—and your AGWA. This includes withdrawals made for partial or full annuitization of the GLWB Account Value. These are called GLWB Non-prescribed Withdrawals/Transfers, and these withdrawals and transfers could significantly reduce, or even eliminate, the benefits under the GLWB rider, especially when taken during periods of poor investment performance. If your GLWB Account Value is depleted due to a GLWB Non-prescribed Withdrawal/Transfer, then we will terminate your current GLWB election and you will not receive any lifetime payments from us under the rider. The rider is not designed for you to take GLWB Non-prescribed Withdrawals/Transfers.

You may allocate Premium and/or Accumulation Value to the GLWB Account to activate the rider when you purchase the Contract or at a later date, so long as you satisfy certain eligibility requirements under the rider and we are allowing new GLWB elections under the rider at that time. We reserve the right to stop permitting GLWB elections at any time, and the GLWB rider may not be available in every state. Currently, the GLWB rider is only available with Non-Qualified Contracts.

The GLWB rider does not guarantee the value of your Contract or the performance of any investment option.

IMPORTANT CONSIDERATIONS

Before allocating Premium and/or Accumulation Value to the GLWB Account to activate the GLWB rider, you should consider the following points and consult your registered representative to discuss whether the rider suits your needs:

•

We have designed the rider to protect you from outliving your GLWB Account Value. If your GLWB election terminates or you (and your spouse, if applicable) die before your GLWB Account Value is reduced to zero following the Lock-in Date, neither you nor your estate will receive any lifetime payments from us under the rider. See “Terminating the GLWB Election.”

•

The GLWB Account Value is equal to your Accumulation Value in the GLWB Account. If you make GLWB Prescribed Withdrawals/Transfers under the rider, those withdrawals are made from your own Accumulation Value in the GLWB Account. We are only required to start using our own money to make lifetime payments to you when and if your GLWB Account Value is reduced to zero following the Lock-in Date (for any reason other than due to a GLWB Non-prescribed Withdrawal/Transfer).

18	Prospectus Intelligent Variable Annuity

•

Rider benefits and guarantees are based on the value of each Investment Account in the GLWB Account. Currently, the GLWB Account is made up of the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account. We expect that the Investment Accounts we have selected to make up the GLWB Account will limit the volatility of your investment allocations and therefore the risks that we assume by offering the rider. If you are seeking a more aggressive growth strategy, the rider may not be appropriate for you. See “Investment Restrictions.”

•

We reserve the right to add, remove, or change the Investment Accounts that make up the GLWB Account, remove the GLWB Account and/or add additional GLWB Accounts that have different Investment Accounts and/or investment restrictions, and/or impose other investment restrictions that you must follow in order to maintain your GLWB election. See “Investment Restrictions.”

•	Following a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account.

•

GLWB Non-prescribed Withdrawals/Transfers may significantly reduce or even eliminate the benefit under the GLWB rider, especially when taken during periods of poor investment performance. A GLWB Non-prescribed Withdrawal/Transfer includes:

•	Any withdrawal or transfer of GLWB Account Value from the GLWB Account before the Lock-in Date, including a withdrawal for partial or full annuitization of your GLWB Account Value.

•

Any withdrawal or transfer of GLWB Account Value from the GLWB Account after the Lock-in Date that, when aggregated with all prior withdrawals and transfers of GLWB Account Value during the GLWB Year, exceeds the amount you may withdraw under the rider (the Annual Guaranteed Withdrawal Amount, or AGWA). This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

You should not activate the rider if you expect to withdraw or transfer Accumulation Value from the GLWB Account before the Lock-in Date or make withdrawals or transfers from the GLWB Account after the Lock-in Date in excess of the AGWA. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

•

You should not activate the rider if you are interested in maximizing the Contract’s potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income for life.

•

The rider is designed for you to take GLWB Prescribed Withdrawals/Transfers each GLWB Year following the Lock-in Date. The rider may not be appropriate for you if you do not expect to take GLWB Prescribed Withdrawals/Transfers ever or for a significant period of time.

•

Before activating the rider, you should carefully compare the rider’s benefits and conditions against those of taking a partial or full annuitization of your Accumulation Value under the Contract. See “Election of Partial or Full Annuitization Instead of GLWB Rider.”

•

You will begin paying the GLWB rider charge as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even if you do not begin taking GLWB Prescribed Withdrawals/Transfers for many years, or ever. We will not refund the charges you have paid under the rider even if you choose never to take any withdrawals and/or if you never receive any lifetime income payments under the rider.

•

If you activate the rider, we reserve the right to close the GLWB Account to additional Premium and transfers of Accumulation Value at any time. If you intend to make regular Premium payments to the GLWB Account, you should consider whether the rider is appropriate for you. See “Investment Restrictions.”

•

There are two Investment Accounts under the Contract that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (Non-GLWB) Investment Account will not be eligible for benefits under the GLWB rider.

•

If your GLWB election terminates, you will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. See “Terminating the GLWB Election.”

•

We intend to treat all withdrawals taken prior to any depletion of GLWB Account Value as withdrawals, not annuity payments, for tax purposes. This is significant for Non-Qualified Contracts because withdrawals are taxed less favorably than annuity payments. Also, while we intend to treat lifetime payments made if the GLWB Account Value is depleted as annuity payments, we believe such payments will likely be fully taxable. Please consult a tax adviser.

•

All withdrawals, including those made under the rider, reduce your Accumulation Value and your death benefit, may result in receipt of taxable income under federal and state law, and if made prior to age 59 1/2, may be subject to a 10% federal penalty tax. See “Federal Income Taxes.” In addition, withdrawals may limit the potential for increasing your Income Base through higher GLWB Account Values.

Intelligent Variable Annuity Prospectus	19

•

The systematic withdrawal plan, dollar cost averaging program, automatic account rebalancing program, and systematic withdrawal plan to pay advisory fees are not available for amounts allocated to the GLWB Account. If you allocate all of your Accumulation Value to the GLWB Account, any such plans in effect will terminate as of that date.

•	We reserve the right to stop allowing new GLWB elections under the rider at any time. The GLWB rider may not be available in all states, and we may otherwise limit its availability.

•	Any amounts in excess of GLWB Account Value that we may be obligated to pay under the GLWB rider are subject to our financial strength and claims-paying ability.

•	The rider does not guarantee Accumulation Value or the performance of any Investment Account.

Appendix B demonstrates the operation of the GLWB rider using hypothetical examples. You should review Appendix B and consult your registered representative to discuss whether GLWB rider suits your needs.

ACTIVATING THE GLWB RIDER

We will deliver the GLWB rider with every Contract. However, the rider will not be in effect, and no benefits will be paid under the rider, unless you activate the GLWB rider by allocating Premium and/or Accumulation Value to the GLWB Account. Currently, you may activate the GLWB rider when you purchase the Contract by allocating all or a portion of your initial Premium to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account on the application. Or, you may activate the GLWB rider at a later date by allocating Premium or transferring Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account.

Note:	There are two Investment Accounts under the Contract that invest in the TIAA-CREF Life Balanced Fund: the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account and the TIAA-CREF Life Balanced (Non-GLWB) Investment Account. Premium and Accumulation Value allocated to the TIAA-CREF Life Balanced (Non-GLWB) Investment Account will not be eligible for benefits under the GLWB rider.

The Primary Owner must be age 45 or older on the date you first allocate Premium or Accumulation Value to the GLWB Account. In addition, if there are joint Owners under the Contract, then the Owners must be each other’s spouse in order to activate the rider. The Owner (or one of the Owners if there are joint Owners) must be designated as the Annuitant under the Contract. You also may not activate the GLWB rider if you own a GLWB rider issued with another TIAA-CREF Life variable annuity contract (unless such ownership is the result of spousal continuation of the contract following the death of the owner). If these requirements are not met when we receive your allocation request, then we will consider your election to not be in “good order” and we will not allocate your Premium or Accumulation Value to the TIAA-CREF Life Balanced (GLWB Account Allocation) Investment Account.

Before deciding when to activate the GLWB rider, please consider that you will begin paying the GLWB rider fee as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even if you do not begin taking GLWB Prescribed Withdrawals/Transfers for many years.

If your GLWB election terminates, you will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination. We reserve the right to stop allowing new GLWB elections under the rider at any time. See “Terminating the GLWB Election.” Currently, the GLWB rider is only available with Non-Qualified Contracts.

DESIGNATING THE COVERED PERSON(S)

If you meet the conditions of the rider, withdrawals from the GLWB Account are guaranteed over the life of either one Covered Person (a “Single Life GLWB”) or two Covered Persons (a “Joint Life GLWB”). You must designate the Covered Person(s) no later than the date you “lock-in” your AGWA (the “Lock-in Date”). You cannot change the Covered Person(s) after the Lock-in Date. Please pay careful attention to your designation of Covered Person(s), as it will impact the amount you may withdraw each year from the GLWB Account and whether GLWB Prescribed Withdrawals/Transfers will continue for the life of a surviving spouse.

•

If you elect a Single Life GLWB, then you, the Owner, will be the Covered Person. If there are two Owners under the Contract, then the Primary Owner will be the Covered Person. The Covered Person must be designated as the Annuitant under the Contract.

•

To elect a Joint Life GLWB, the Covered Persons must be either (i) you and your spouse, who are both Owners under the Contract, or (ii) you, the Owner of the Contract, and your spouse, who is the sole Beneficiary under the Contract. The Owner under the Contract (or one of the Owners if there are co-Owners under the Contract) must be designated as the Annuitant under the Contract.

20	Prospectus Intelligent Variable Annuity

BEFORE THE LOCK-IN DATE

We will begin assessing the GLWB rider charge as of the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account. However, we will not calculate the AGWA and you may not take “GLWB Prescribed Withdrawals/Transfers” under the rider until you establish the Lock-in Date.

If you withdraw or transfer some of your GLWB Account Value from the GLWB Account before you have established the Lock-in Date, then we will treat that withdrawal or transfer as a GLWB Non-prescribed Withdrawal/Transfer. This includes withdrawals for partial annuitization of the GLWB Account Value. If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account. Also, GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer, could result in a significantly lower AGWA in the future, and could result in termination of your GLWB election. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

If you withdraw or transfer all of your GLWB Account Value from the GLWB Account before the Lock-in Date, then your GLWB election will terminate and we will have no further obligations to you under the GLWB rider. This includes withdrawals made for full annuitization of the GLWB Account Value. We will not refund the GLWB rider charges you have paid if your GLWB election terminates. You will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections under the rider at any time. See “Terminating the GLWB Election.”

Your Income Base as of any Business Day before the Lock-in Date will be equal to the greater of: (1) the GLWB Account Value; or (2) your “Highest Birthday Value” (HBV). See “Calculating the Income Base.”

LOCKING IN THE AGWA AND BEGINNING GLWB PRESCRIBED WITHDRAWALS/TRANSFERS

On any Business Day after the end of the Contract’s “free look” period, and so long as the Covered Person (or both Covered Persons) is at least age 55, you may “lock in” your AGWA and begin taking GLWB Prescribed Withdrawals/Transfers from the GLWB Account. The AGWA is the maximum amount of GLWB Prescribed Withdrawals/Transfers you may take from the GLWB Account each GLWB Year. You must submit a completed [GLWB Activation Form] in good order to our Administrative Office to establish the Lock-in Date. The [GLWB Activation Form] will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. The designation of Covered Person(s), including the choice of a Single Life GLWB or Joint Life GLWB, is set as of the Lock-in Date. You may not establish a Lock-in Date that is later than the first day of the Annuitant’s 90th birthday month.

Determination of AGWA. We determine your AGWA as of the close of the last Business Day prior to the Lock-in Date by multiplying your Income Base on that date by the “Maximum Withdrawal Percentage,” as follows:

	Maximum Withdrawal Percentage
Attained Age of (Younger) Covered Person on Lock-in Date	Single Life GLWB	Joint Life GLWB
55-64	4.00%	3.50%
65-69	5.00%	4.50%
70+	5.50%	5.00%

Example: Assume you have elected a Single Life GLWB, your Income Base is $100,000 on the Lock-in Date, and you are 60 years old on the Lock-in Date. This means your Maximum Withdrawal Percentage is 4.00%, and the amount you may withdraw from the GLWB Account each GLWB Year (your AGWA) is $4,000 ($100,000x.04) (assuming there are no subsequent changes to the Income Base).

Assume, instead, that you have elected a Joint Life GLWB, your Income Base is $100,000 on the Lock-in Date, and the younger Covered Person is 68 years old on the Lock-in Date. This means your Maximum Withdrawal Percentage is 4.50%, and the amount you may withdraw from the GLWB Account each GLWB Year (your AGWA) is $4,500 ($100,000x.045) (assuming there are no subsequent changes to the Income Base).

Because we calculate your AGWA as a percentage of your Income Base, your AGWA and therefore GLWB Prescribed Withdrawals/Transfers available to you will increase if your Income Base increases and decrease if your Income Base decreases. If you have established periodic GLWB Prescribed Withdrawals/Transfers and your AGWA increases or decreases, you must contact us to request a new periodic payment amount. See “Calculating the Income Base.” However, the Maximum Withdrawal Percentage we use to calculate the AGWA is permanently established on the Lock-in Date and will not change. In order to establish the Lock-in Date, your AGWA must be at least $250. Currently, the maximum AGWA we will permit is $275,000 for a Single Life GLWB and $250,000 for a Joint Life GLWB. We reserve the right to increase these maximums.

During the GLWB Year in which your Lock-in Date occurs, you may only withdraw a portion of your AGWA depending on the number of days remaining in the GLWB Year. We will calculate this amount by multiplying the AGWA by the number of days between the Lock-in Date and the day before your next GLWB Birthday, and then dividing that amount by 365. If the Lock-in Date is your GLWB Birthday, we will not make this reduction in the AGWA.

Intelligent Variable Annuity Prospectus	21

Example: Assume your Lock-in Date is May 1st, your GLWB Birthday is August 1st, and your AGWA is $4,000. The amount you may withdraw from the GLWB Account between May 1st and July 31st (92 days) is $1,008.22 (($4,000x92)÷365). Beginning August 1st (the beginning of a new GLWB Year), you may withdraw from the GLWB Account the entire AGWA of $4,000.

Please note: You may contact us at our Administrative Office prior to establishing a Lock-in Date to determine what your prospective AGWA may be. After the Lock-in Date, we will send you a statement each quarter notifying you of your current AGWA.

When to Establish the Lock-in Date. You should carefully consider when to establish the Lock-in Date and begin taking GLWB Prescribed Withdrawals/Transfers from the GLWB Account. Before you establish your Lock-in Date, please consult your registered representative and consider the following:

•	You will receive a higher Maximum Withdrawal Percentage, and therefore a higher AGWA, if you wait until an older age to establish the Lock-in Date.

•

If you withdraw or transfer some of your GLWB Account Value before the Lock-in Date, then we will treat that withdrawal or transfer as a GLWB Non-prescribed Withdrawal/Transfer. This includes a withdrawal made for partial or full annuitization of the GLWB Account Value.

•	If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account.
•

GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal, could result in a significantly lower AGWA in the future, and could result in termination of the GLWB rider. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

•

We will begin assessing the GLWB rider charge on the Business Day you first allocate Premium and/or Accumulation Value to the GLWB Account, even though you cannot take GLWB Prescribed Withdrawals/Transfers under the rider until you establish the Lock-in Date. We will not refund any GLWB rider charges if your GLWB election terminates for any reason.

•

You may limit the value of the rider’s benefit if you begin taking GLWB Prescribed Withdrawals/Transfers too soon. For example, GLWB Prescribed Withdrawals/Transfers reduce your GLWB Account Value (but not the Income Base) and may limit the potential for increasing the Income Base through higher GLWB Account Values.

•

Conversely, if you delay establishing the Lock-in Date, you may shorten the period during which you may take GLWB Prescribed Withdrawals/Transfers due to life expectancy, so you may be paying for a benefit you are not using.

•

Please remember that all withdrawals, including GLWB Prescribed Withdrawals/Transfers, reduce your Accumulation Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if you are under age 59 1/2. See “Federal Income Taxes.”

GLWB Prescribed Withdrawals/Transfers. After the AGWA is locked in, you may, for as long as a Covered Person is alive, withdraw or transfer from the GLWB Account up to the AGWA in each GLWB Year, regardless of your GLWB Account Value. This includes withdrawals made for partial annuitization of the GLWB Account Value. GLWB Prescribed Withdrawals/
Transfers do not reduce your Income Base. If all of your withdrawals or transfers are GLWB Prescribed Withdrawals/
Transfers, your AGWA will never decrease and you may continue to withdraw or transfer at least that amount from the GLWB Account for the lifetime of the Covered
Person(s).

Generally, if you want to establish periodic GLWB Prescribed Withdrawals/Transfers, then you must withdraw the AGWA in the form of monthly installments each equaling one-twelfth of the full AGWA; however we may make other payment schedules available. You may also make GLWB Prescribed Withdrawals/Transfers on a non-periodic basis. You are not required to take any withdrawals from the GLWB Account in any GLWB Year, but GLWB Prescribed Withdrawals/Transfers are not cumulative. If you choose to take only a part of, or none of, your AGWA in any given GLWB Year, you cannot carry over any unused GLWB Prescribed Withdrawals/Transfers to any future GLWB Years.

22	Prospectus Intelligent Variable Annuity

Example: Assume your AGWA is $4,000. If you only withdraw $3,000 during a GLWB Year, we will not increase your AGWA for the next GLWB Year by the $1,000 you did not withdraw. Your AGWA for the next GLWB Year will continue to be $4,000.

We will not refund any GLWB rider charges if you choose not to take GLWB Prescribed Withdrawals/Transfers after the Lock-in Date.

GLWB Non-prescribed Withdrawals/Transfers. Withdrawals and transfers from the GLWB Account before the Lock-in Date and withdrawals and transfers from the GLWB Account after the Lock-in Date that exceed the AGWA will be deemed GLWB Non-prescribed Withdrawals/Transfers, and will reduce the Income Base, and therefore your AGWA, in future years. This includes withdrawals made for partial or full annuitization of the GLWB Account Value. GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer (especially those taken during periods of poor investment performance), could result in a significantly lower AGWA in the future, and could result in termination of your GLWB election. You must also wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account following a GLWB Non-prescribed Withdrawal/Transfer. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

Error in Age. If we become aware of a correction to the date of birth assumed when determining the Maximum Withdrawal Percentage, and under the correct date the Covered Person (or both Covered Persons) was at least age 55 on the Lock-in Date, then we will recalculate the AGWA for the current GLWB Year (and all future GLWB Years) based on the Maximum Withdrawal Percentage for the correct date of birth. No adjustments – positive or negative – will be made in connection with withdrawals made before the correction.

If under the correct date the Covered Person (or either Covered Person) was not at least age 55 on the Lock-in Date, then we will cancel the Lock-in Date. We will recalculate the Income Base assuming that the Lock-in Date did not occur. We will also treat any withdrawals taken from the GLWB Account prior to the correction as GLWB Non-prescribed Withdrawals/Transfers. You will need to establish a new Lock-in Date once the Covered Person (or both Covered Persons) is at least age 55.

EFFECT OF GLWB NON-PRESCRIBED WITHDRAWALS/TRANSFERS

Before withdrawing or transferring Accumulation Value from your GLWB Account, please consider whether the withdrawal or transfer will be deemed a GLWB Non-prescribed Withdrawal/Transfer under the GLWB rider. GLWB Non-prescribed Withdrawals/Transfers significantly reduce or even eliminate the benefit under the GLWB rider, especially those taken during periods of poor investment performance. The rider is not designed for you to take GLWB Non-prescribed Withdrawals/Transfers.

The following transactions are all GLWB Non-prescribed Withdrawals/Transfers:

•

Any withdrawal or transfer of Accumulation Value from the GLWB Account before you establish the Lock-in Date is a GLWB Non-prescribed Withdrawal/Transfer, including a withdraw made for partial or full annuitization of the GLWB Account Value.

•

If you withdraw or transfer Accumulation Value from the GLWB Account on or after the Lock-in Date, and you have already withdrawn or transferred the entire AGWA for the GLWB Year, then that withdrawal or transfer is a GLWB Non-prescribed Withdrawal/Transfer. This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

•

If a portion of a withdrawal or transfer of Accumulation Value from the GLWB Account, when aggregated with all prior withdrawals and transfers from the GLWB Account during the GLWB Year, exceeds the AGWA, then that portion of the withdrawal or transfer constitutes a GLWB Non-prescribed Withdrawal/Transfer. This includes withdrawals made for partial or full annuitization of the GLWB Account Value.

If in the future we establish multiple GLWB Accounts, then we will not consider transfers of Accumulation Value among the GLWB Accounts to be GLWB Non-prescribed Withdrawals/Transfers.

If you take a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days until you can allocate additional Premium and/or Accumulation Value to the GLWB Account.

Also, a GLWB Non-prescribed Withdrawal/Transfer will reduce the Income Base in the same proportion that the GLWB Non-prescribed Withdrawal/Transfer reduces the GLWB Account Value as of the effective date of the withdrawal (but prior to the reduction of the GLWB Account Value by the GLWB Non-prescribed Withdrawal/Transfer.)

•

If only a portion of a withdrawal or transfer is a GLWB Non-prescribed Withdrawal/Transfer, then the GLWB Non-prescribed Withdrawal/Transfer amount will reduce the Income Base in the same proportion that the GLWB Non-prescribed Withdrawal/Transfer amount reduces the GLWB Account Value as of the effective date of the withdrawal or transfer, after the reduction of the GLWB Account Value by the GLWB Prescribed Withdrawal/Transfer amount but prior to the reduction of the GLWB Account Value by the GLWB Non-prescribed Withdrawal/Transfer amount.

•	A reduction in the Income Base will result in a reduction to the AGWA for future years.

Example: Assume your GLWB Account Value is $100,000, your Income Base is $120,000, your Maximum Withdrawal Percentage is 4.00%, and your AGWA is $4,800. If you have already taken $3,800 of GLWB Prescribed Withdrawals/Transfers in the GLWB Year, and you request another $6,000 withdrawal from the GLWB Account, you will exceed your AGWA by $5,000, and we will consider $1,000 of that withdrawal to be a GLWB Prescribed Withdrawal/Transfer and $5,000 to be a GLWB Non-prescribed Withdrawal/Transfer.

Intelligent Variable Annuity Prospectus	23

We will reduce your Income Base by determining the proportion that the GLWB Non-prescribed Withdrawal/Transfer bears to the GLWB Account Value less the GLWB Prescribed Withdrawal/Transfer. We calculate this by dividing the GLWB Non-prescribed Withdrawal/Transfer by the GLWB Account Value less the GLWB Prescribed Withdrawal/Transfer ($5,000÷($100,000–$1,000)=.0505, or 5.05%) . We then apply this same percentage of 5.05% to determine the reduction in your Income Base ($120,000x.0505=$6,060). We will reduce your Income Base by $6,060, and your new Income Base will be $113,940 ($120,000–$6,060). Note: the Income Base is reduced by more than the amount of the GLWB Non-prescribed Withdrawal/Transfer. Your AGWA for future GLWB Years will be reduced to $4,558 ($113,940x4.00%).

If your GLWB Account Value is reduced to zero due to a GLWB Non-prescribed Withdrawal/Transfer, then your GLWB election will terminate and we will have no further obligations to you under the GLWB rider. We will not refund the GLWB rider charges you have paid if your GLWB election terminates.

We have designed the GLWB rider for you to take GLWB Prescribed Withdrawals/Transfers each GLWB Year. If you intend to take GLWB Non-prescribed Withdrawals/Transfers, then you should consider allocating less Premium and Accumulation Value to the GLWB Account to avoid the need to take GLWB Non-prescribed Withdrawals/Transfers. You should not activate the GLWB rider if you intend to take GLWB Non-prescribed Withdrawals/Transfers.

•	GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer.

•	GLWB Non-prescribed Withdrawals/Transfers may result in a significantly lower AGWA in the future.

•	GLWB Non-prescribed Withdrawals/Transfers may significantly reduce or eliminate the rider’s guaranteed withdrawals amounts, especially when taken during periods of poor investment performance.

•

Upon termination of the GLWB election due to a GLWB Non-prescribed Withdrawal/Transfer, you must wait 90 calendar days to make a new GLWB election and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections under the rider at any time.

If you would like to make a GLWB Non-prescribed Withdrawal/Transfer and are uncertain how it will reduce your future guaranteed withdrawal amounts, then you may contact us at our Administrative Office prior to requesting the withdrawal or transfer to obtain a personalized, transaction-specific calculation showing the effect of the GLWB Non-prescribed Withdrawal/Transfer.

CALCULATING THE INCOME BASE

The Income Base is the value used to determine the amount of the AGWA. The Income Base is only used to calculate the AGWA; it is not a cash value, surrender value, or death benefit, it is not available for withdrawal, it is not a minimum return for any Investment Account, and it is not a guarantee of any Accumulation Value. Currently, the Income Base can never be more than $5 million (when calculating this maximum, we will include the Income Bases of any GLWB riders issued with other TIAA-CREF Life variable annuity contracts that you may own). We reserve the right to increase this maximum.

Initial Income Base. The initial Income Base is equal to the GLWB Account Value on the Business Day the GLWB election is effective.

Before the Lock-in Date. Prior to the Lock-in Date, the Income Base on any Business Day is equal to the greater of: (1) the GLWB Account Value as of the close of that Business Day; or (2) your “Highest Birthday Value” (HBV) as of the close of that Business Day.

Your Highest Birthday Value (HBV) is initially equal to the GLWB Account Value on the Business Day your GLWB election is effective. Thereafter, your HBV on any Business Day prior to the Lock-in Date is equal to:

•	The highest GLWB Account Value attained on any GLWB Birthday occurring between the date the GLWB election is effective and the Lock-in Date; plus

•	Each Premium and transfer of Accumulation Value made to the GLWB Account since that GLWB Birthday; minus

•

An adjustment for each transfer and withdrawal from the GLWB Account since that GLWB Birthday (including a withdrawal made for partial or full annuitization of GLWB Account Value) equal to an amount that reduces the HBV in the same proportion that the transfer or withdrawal reduces the GLWB Account Value as of the effective date of the transfer or withdrawal, but prior to the reduction of the GLWB Account Value by the transfer or withdrawal amount. If the HBV is greater than the GLWB Account Value, the downward adjustment to the HBV will be larger than the amount transferred or withdrawn.

Example: Assume an initial Premium of $100,000 allocated to the GLWB Account on May 1st.

•	The initial HBV would be equal to $100,000.

•	Assuming a GLWB Birthday on August 1st where the GLWB Account Value was $120,000 on that day, the new HBV would be set to $120,000.

•	Assuming a Premium or transfer of Accumulation Value into the GLWB Account of $50,000 on September 1st, the HBV would be increased by this amount to $170,000 ($120,000+$50,000).

•

Assuming a withdrawal or transfer out of the GLWB Account in the amount of $40,000 on November 1st, where the GLWB Account Value was equal to $160,000 on this date, the HBV would be reduced by 25% ($40,000÷$160,000). The amount of the reduction in the HBV would be $42,500 ($170,000x25%) which is actually more than the amount taken out of the GLWB Account. The new HBV would be equal to $127,500 ($170,000–$42,500).

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If the GLWB Birthday in any year is not a Business Day, then we will deem the GLWB Birthday for that year to be the prior Business Day. If, prior to the Lock-in Date, we become aware of a correction to the date of birth assumed when calculating the HBV, then we will recalculate the HBV in accordance with the correct date of birth.

On and After the Lock-in Date. On the Lock-in Date, we will “lock in” the Income Base to equal its value as of the prior Business Day. We will only change the Income Base following the Lock-in Date as follows:

•

We will increase the Income Base dollar-for-dollar for each Premium and transfer of Accumulation Value to the GLWB Account following the Lock-in Date. If we increase the Income Base due to a Premium payment or transfer, then on that same day we will increase the AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage. However, if you make a Premium payment or transfer during the GLWB Year in which the Lock-in Date occurs, you may only withdraw a portion of the increase in your AGWA depending on the number of days remaining in the GLWB Year. We will calculate this amount by multiplying the increase in the AGWA by the number of days between the date we received the Premium or transfer request in good order and the Business Day before your next GLWB Birthday, and then dividing that amount by 365.

Example: Assume your Income Base is $120,000 and you allocate a Premium payment of $10,000 to the GLWB Account during the GLWB Year in which the Lock-in Date occurred. We will increase your Income Base by the amount of the Premium to equal $130,000 ($120,000+$10,000).

Also, assuming your Maximum Withdrawal Percentage is 4.00%, we will increase your AGWA (which previously was $4,800) to $5,200 ($130,000x.04) on the same day we increase your Income Base. Because the Lock-in Date occurred during the GLWB Year in which you made the Premium payment, you may only withdraw a portion of the $400 increase in the AGWA ($5,200–$4,800), depending on the number of days remaining in the GLWB Year. If, for example, we received your Premium on May 1st and your GLWB Birthday is August 1st, then we will determine how much of the $400 increase you can withdraw between May 1st and July 31st by multiplying the increase in the AGWA by the number of days between these dates (92 days), and then dividing that amount by 365. Therefore, the amount of the $400 increase you can withdraw between May 1st and July 31st is $100.82 (($400x92)÷365).

Please note: If you have taken one or more GLWB Non-prescribed Withdrawals/Transfers during the GLWB Year and then you allocate a Premium payment or transfer Accumulation Value to the GLWB Account (which will increase your Income Base), we will still consider those prior withdrawals and/or transfers to be GLWB Non-prescribed Withdrawals/Transfers. We will also consider any additional withdrawals and transfers from the GLWB Account during that GLWB Year to be GLWB Non-prescribed Withdrawals/Transfers no matter how much your Income Base may have increased. Once you have made a GLWB Non-prescribed Withdrawal/Transfer, any additional withdrawals and transfers from the GLWB Account during the GLWB Year will be GLWB Non-prescribed Withdrawals/Transfers.

•

We will increase or “Step-Up” the Income Base to equal the GLWB Account Value on the Business Day before each GLWB Birthday if the GLWB Account Value is greater than the Income Base on that day. If we step-up the Income Base, then on the GLWB Birthday we will increase the AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage.

Example: Assume your Income Base is $120,000 and your GLWB Account Value is $130,000 on the Business Day before your GLWB Birthday. We will increase your Income Base on that day to equal $130,000. Also, assuming your Maximum Withdrawal Percentage is 4.00%, your AGWA (which previously was $4,800), would be increased to $5,200 on the GLWB Birthday ($130,000x.04).

If we become aware of a correction to the date of birth assumed when calculating the Step-Up, we will calculate all future Step-Ups in accordance with the correct date of birth. If the GLWB Birthday in any year is not a Business Day, then we will deem the GLWB Birthday for that year to be the prior Business Day.

•

We will decrease the Income Base if you take a GLWB Non-prescribed Withdrawal/Transfer in the same proportion that the GLWB Non-prescribed Withdrawal/Transfer reduces the GLWB Account Value as of the effective date of the withdrawal or transfer, but prior to the reduction of the GLWB Account Value by the GLWB Non-prescribed Withdrawal/Transfer amount. If we decrease the Income Base, then on that same day we will decrease the AGWA to equal the new Income Base multiplied by your Maximum Withdrawal Percentage. GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

Intelligent Variable Annuity Prospectus	25

Example: Assume your Income Base is $120,000, but because of poor Investment Account performance your GLWB Account Value has decreased to $100,000. If you make a $15,000 GLWB Non-prescribed Withdrawal/Transfer, thereby reducing your GLWB Account Value by 15% to $85,000, we would also reduce your Income Base by 15%, or $18,000, to $102,000. Note: the Income Base is reduced by more than the amount of the withdrawal.

Also, assuming your Maximum Withdrawal Percentage is 4.00%, your AGWA (which previously was $4,800), would be reduced to $4,080 ($102,000x.04).

Changes to the AGWA. If you have established periodic GLWB Prescribed Withdrawals/Transfers and your AGWA increases due to a Premium, transfer, or a Step-up or decreases due to a GLWB Non-prescribed Withdrawal/Transfer, then you must contact us by telephone or in writing at our Administrative Office to request a new periodic payment amount based on the new AGWA. We will not automatically change your periodic withdrawal amount following a change to your AGWA.

Note: The failure to change your periodic withdrawal amount for the GLWB Year following a decrease in the AGWA will likely result in one or more of your periodic withdrawals being treated as a GLWB Non-prescribed Withdrawal/Transfer. GLWB Non-prescribed Withdrawals/Transfers could reduce your Income Base by substantially more than the actual amount of the withdrawal or transfer (especially those taken during periods of poor investment performance), could result in a significantly lower AGWA in the future, and could result in termination of the GLWB rider. See “Effect of GLWB Non-prescribed Withdrawals/Transfers.”

INVESTMENT RESTRICTIONS

Rider benefits and guarantees are based on the value of each Investment Account in the GLWB Account. We expect that the Investment Accounts we have selected to make up the GLWB Account will limit the volatility of your investment allocations and therefore the risks that we assume by offering the rider.

Please note: If you withdraw or transfer Accumulation Value from the GLWB Account (including a withdrawal made for partial or full annuitization of the GLWB Account Value), that amount will no longer be eligible for benefits under the rider (and the withdrawal or transfer could significantly reduce, or even eliminate, the remaining benefits under the rider). The failure to keep Accumulation Value in the GLWB Account through a GLWB Non-prescribed Withdrawal/Transfer will result in termination of your GLWB election.

The Investment Accounts we select to make up the GLWB Account may not be consistent with an aggressive investment strategy. These Investment Accounts could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. You should consult with your registered representative to determine if they are consistent with your investment objectives.

Current Investment Accounts in the GLWB Account. Currently, the only Investment Account in the GLWB Account is the TIAA-CREF Balanced (GLWB Account Allocation) Investment Account.

Changes to the GLWB Account and Other Investment Restrictions. At any time in our discretion, we reserve the right to:

•	Add, remove, or change the Investment Accounts that make up the GLWB Account;

•	Remove the GLWB Account and/or add additional GLWB Accounts that have different Investment Accounts and/or investment restrictions;

•

Close the GLWB Account to additional Premium and transfers of Accumulation Value. If we exercise our right to close the GLWB Account, you will not be able to increase your GLWB Account Value and Income Base through allocations of additional Premium and transfers of Accumulation Value to the GLWB Account.

We also reserve the right to impose other investment restrictions that you must follow in order to maintain the GLWB rider, including a GLWB Account that requires the allocation of Premium and Accumulation Value:

•	among specified Investment Accounts in accordance with minimum and maximum percentages;

•	in accordance with approved asset allocation models;

•	in accordance with any other investment program(s) approved and designated by us.

We may also prohibit you from investing in certain Investment Accounts for a specified period of time, and/or require that you participate in an automatic account rebalancing program.

We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the GLWB rider. We will provide you with written notice at least 30 calendar days before any changes take effect. If you have not complied with the changes within 30 calendar days from the date of our notice to you, then we will terminate your GLWB election. You will not be able to make a new GLWB election until 90 calendar days have passed since the date of termination, and you will lose the guarantees you have accumulated under your current GLWB election, including the Income Base, HBV, and/or AGWA. We reserve the right to stop allowing new GLWB elections under the rider at any time. See “Terminating the GLWB Election.”

Before you activate the GLWB rider, you should consider the fact that we may change the Investment Accounts that make up the GLWB Account, remove or close the existing GLWB Account, and/or impose GLWB Account investment restrictions at some point in the future. You should consult with your registered representative.

26	Prospectus Intelligent Variable Annuity

Potential Conflict of Interest. In identifying the Investment Account (or Investment Accounts) to make up the GLWB Account, we and our affiliates, including Teachers Advisors, Inc. (“Advisors,” the investment adviser to the TIAA-CREF Balanced Fund), are subject to competing interests that may influence the Investment Accounts we choose. These competing interests involve compensation that Advisors or its affiliates may receive as the investment adviser to the TIAA-CREF Life Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the TIAA-CREF Life Funds. As an affiliate of Advisors, we may have an incentive to choose the TIAA-CREF Life Funds as part of the GLWB Account over unaffiliated funds.

Also, some officers and employees of Advisors are also officers or employees of us or our affiliates that may be involved in, and/or benefit from, your election of the GLWB rider. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than owners of the GLWB rider.

BENEFIT AVAILABLE ON THE ANNUITANT’S 90TH BIRTHDAY

The latest annuity starting date under the Contract when electing a life contingent annuity option is the Annuitants 90th birthday. If your GLWB rider is in effect on the first Business Day of the Annuitant’s 90th birthday month and your GLWB Account Value has not depleted, we will terminate your rider and annuitize your GLWB Account Value.

If the first Business Day of the Annuitant’s 90th birthday month occurs before the Lock-in Date, then we will provide annuity payments for the GLWB Account Value based on a One-Life Annuity under a Single Life GLWB. If the first Business Day of the Annuitant’s 90th birthday month occurs on or after the Lock-in Date, then we will provide annuity payments for the GLWB Account Value based on a One-Life Annuity under a Single Life GLWB or a Two-Life Annuity under a Joint Life GLWB. The amount of your annuity payments with respect to your GLWB Account Value will be the greater of, on an annual basis: 1) your AGWA as of the last Business Day before the first Business Day of the Annuitant’s 90th birthday month; and 2) the amount that would result from applying your GLWB Account Value on the last Business Day before the first Business Day of the Annuitant’s 90th birthday month to your Contract’s applicable annuity purchase rates for an otherwise identical life annuity. Annuity payments will be made over the life of the Covered Person (or the last surviving Covered Person under a Joint Life GLWB).

For more information regarding annuity payments under the Contract, see “The Contract—the Annuity Period.”

GLWB RIDER FEE

We deduct a daily charge for the GLWB rider that compensates us for the costs and risks we assume in providing the benefit under the rider. We calculate this fee as a percentage of GLWB Account Value, where the daily deduction for a Single Life GLWB and a Joint Life GLWB is equivalent to a maximum of 2.00% of GLWB Account Value annually. We deduct the charge each Business Day from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts in the GLWB Account. See “Accumulation Unit Value” for more information on the net investment factor.

We currently waive a portion of the GLWB rider charge, so that the current charge is 1.20%, on an annual basis. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before any increase, and any such increase will never exceed the 2.00% maximum guaranteed charge.

IMPACT OF WITHDRAWALS UNDER THE GUARANTEED MINIMUM DEATH BENEFIT

If you have elected the Guaranteed Minimum Death Benefit option, then we will include any withdrawals made under the GLWB rider in the calculation of the “adjusted sum” of withdrawals associated with the Guaranteed Minimum Death Benefit. See “Guaranteed Minimum Death Benefit Option.”

SPOUSAL CONTINUATION BEFORE DEPLETION OF GLWB ACCOUNT VALUE

Before the Lock-in Date. Upon the death of the Primary Owner before the Lock-in Date, the GLWB election will terminate even if the surviving spouse elects to continue the Contract and become the sole Owner. The surviving spouse may immediately allocate Premium and/or Accumulation Value to the GLWB Account to make a new GLWB election so long as the surviving spouse meets the rider’s age requirements as of the date the election is effective and we are permitting new GLWB elections at that time.

Upon the death of a non-primary Owner before the Lock-in Date, the surviving spouse may continue any GLWB election in effect at the time of death if the surviving spouse elects to continue the Contract and become the sole Owner.

On or After the Lock-in Date. Upon the death of the Covered Person on or after the Lock-in Date (and before any depletion of GLWB Account Value) under a Single Life GLWB, the GLWB election will terminate even if the surviving spouse elects to continue the Contract and become the sole Owner. The surviving spouse may immediately allocate Premium and/or Accumulation Value to the GLWB Account to make a new GLWB election so long as the surviving spouse meets the rider’s issue age requirements as of the date the election is effective and we are permitting new GLWB elections at that time.

Upon the death of a Covered Person on or after the Lock-in Date (and before any depletion of GLWB Account Value) under a Joint Life GLWB, the surviving spouse may continue the GLWB election if the surviving spouse elects to continue the Contract and become the sole Owner.

Intelligent Variable Annuity Prospectus	27

DEPLETION OF GLWB ACCOUNT VALUE ON OR AFTER THE LOCK-IN DATE

If your GLWB Account Value is depleted (reduced to zero) on or after the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, we will begin lifetime payments to you under the GLWB rider from our General Account.

•	We will pay to you in a lump sum any remaining AGWA not yet withdrawn in the current GLWB Year.

•

For the next GLWB Year, we will begin monthly payments to you equal to the AGWA divided by 12 so long as the Covered Person (or either Covered Person under a Joint Life GLWB) is alive). We may accept another payment interval upon your request.

•	We will make these payments until the death of the Covered Person under a Single Life GLWB or the death of the last surviving Covered Person under a Joint Life GLWB.

•	All other rider transactions, such as the ability to make additional Premium payments and transfers of Accumulation Value to the GLWB Account, will terminate.

•	Lifetime payments under the GLWB rider are subject to our financial strength and claims-paying ability.

If your GLWB Account Value is depleted on or after the Lock-in Date due to a GLWB Non-prescribed Withdrawal/Transfer, we will terminate your GLWB election. You will not be entitled to receive any lifetime payments under the GLWB rider. See “Terminating the GLWB Election.”

ASSIGNMENTS, TRANSFERS, AND EXCHANGES

The contract, the GLWB rider, and any contract or rider benefits may not be assigned, and any attempt to assign after the Lock-in Date will be void at the outset. If you transfer, assign, or exchange your Contract, the GLWB rider, or any Contract or rider benefit prior to the Lock-in Date, we will terminate your GLWB election. See “Terminating the GLWB Election.”

EFFECT OF DIVORCE ON GLWB BENEFITS

In the event an Owner is divorced while a GLWB election is in effect, you must provide written notice of the divorce to us, in a form acceptable to us, indicating the terms of the applicable qualified domestic relations order (QDRO) or other legally valid order.

Note:	If one of the former spouses dies before we receive written notice of divorce, and if the former spouses are both Contractowners and the GLWB Account Value has not been depleted, then we will terminate the GLWB election as of the date of death, even if the deceased former spouse was not designated as a Covered Person under the rider or was not the only Covered Person under the rider. See “Terminating the GLWB Election.”

If we are informed in writing that the Contract will be divided between two Contracts to be separately owned by each former spouse, we will apportion the GLWB election into two effective GLWB elections in accordance with the terms of the applicable qualified domestic relations order (QDRO) or other legally valid order, and pursuant to the following rules which will apply in addition to all otherwise applicable GLWB provisions of the rider. In the event that the order awards the Contract entirely to one former spouse, the following rules will assume that 100% of the GLWB election will be apportioned to that spouse.

If divorce occurred before the Lock-in Date:

•	The GLWB rider will be apportioned into two GLWB riders.

•	The GLWB Account Value, Income Base, and HBV will be apportioned between the resulting GLWB riders in accordance with the QDRO or other legally valid order.

•	The same GLWB Birthday as was previously applicable under the GLWB rider will apply to both resulting GLWB riders.

•

The owner of each of the resulting GLWB riders can subsequently elect on the Lock-in Date a Single Life GLWB or a Joint Life GLWB (subject to the rider’s eligibility requirements) at the applicable Maximum Withdrawal Percentage.

•	All other terms and conditions of the GLWB rider will apply to the resulting GLWB riders.

28	Prospectus Intelligent Variable Annuity

If divorce occurred on or after the Lock-in Date (and the GLWB Account Value was not depleted before divorce):

•	The GLWB rider will be apportioned into two Single Life GLWB riders.

•	The GLWB Account Value, Income Base, and AGWA will be apportioned between the resulting GLWB riders in accordance with the QDRO or other legally valid order.

•	The same GLWB Birthday as was previously applicable under the GLWB rider will apply to both resulting GLWB riders.

•

If the GLWB rider prior to divorce was a Single Life GLWB, then the Covered Person under the GLWB rider will be the Covered Person under each resulting GLWB rider. If the GLWB rider prior to divorce was a Joint Life GLWB, then each owner of a resulting GLWB rider will be the Covered Person of that rider.

•

Under each of the resulting GLWB riders, the owner may withdraw his or her apportioned AGWA from the GLWB Account and receive any lifetime payments for as long as the Covered Person is alive and all other conditions of the rider have been met.

•	The same Maximum Withdrawal Percentage previously applicable under the GLWB rider will apply to each resulting GLWB rider.

•	All other terms and conditions of the GLWB Rider will apply to the resulting GLWB riders.

If the GLWB Account Value was depleted prior to divorce and lifetime payments have begun:

•	The GLWB rider will be apportioned into two Single Life GLWB riders.

•	The lifetime payments will be apportioned between the resulting GLWB riders in accordance with the QDRO or other legally valid order.

•

If the GLWB rider prior to divorce was a Single Life GLWB, then the Covered Person under the GLWB rider will be the Covered Person under each resulting GLWB rider. If the GLWB rider prior to divorce was a Joint Life GLWB, then each owner of a resulting GLWB rider will be the Covered Person of that rider.

•	Under each of the resulting GLWB riders, the owner will receive lifetime payments for as long as the Covered Person is alive.

•	All other terms and conditions of the GLWB Rider will apply to the resulting GLWB riders.

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ELECTION OF PARTIAL OR FULL ANNUITIZATION INSTEAD OF GLWB RIDER

Before making a GLWB election, you should carefully compare the rider’s benefits and conditions against those of taking a partial or full annuitization of your Accumulation Value under the Contract. The following chart describes the differences between the GLWB rider and partial or full annuitization. You should consult with your registered representative and request an illustration. See “The Contracts—Annuity Period” and “Federal Income Taxes.”

	GLWB Rider	Partial or Full Annuitization
Charge	1.20% current (2.00% maximum) of GLWB Account Value.	No additional charge. (The cost to provide annuity payments is factored into the annuity rates used to calculate such payments).
Amount of withdrawals/payments	Withdrawals and payments made under the GLWB rider will generally be lower than annuity payments made under annuitization.	Annuitization will generally result in higher annuity payments than withdrawals and payments made under the GLWB rider.
Decreases in withdrawal/payment amounts

If the Income Base decreases due to GLWB Non-prescribed Withdrawals/Transfers the amount of GLWB Prescribed Withdrawals/Transfers will decrease.

Any lifetime payments made if the GLWB Account Value is depleted are fixed and will not decrease.

Annuity payments are fixed and will not decrease (other than due to any scheduled reduction in payment for the life of the survivor).
Increases in withdrawal/payment amounts

If the Income Base increases due to Premiums, transfers, or Step-Ups, the amount of GLWB Prescribed Withdrawals/Transfers will decrease.

Any lifetime payments made if the GLWB Account Value is depleted are fixed and will not increase.

Annuity payments are fixed and will not increase.
Flexibility in income stream

Owner may start and stop GLWB Prescribed Withdrawals/Transfers at any time.

Owner may make transfers from the GLWB Account to other investment options and take withdrawals from the GLWB Account other than as specified by the rider. These transfers and withdrawals may significantly reduce or even eliminate the benefit under the GLWB rider.

If the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer, then the owner cannot change the lifetime payment income stream.

Once annuitization begins, owner cannot change the income stream.
Investment restrictions	Only Premium and Accumulation Value allocated to the GLWB Account are eligible to receive rider benefits.	“Only Premium and Accumulation Value allocated to partial or full annuitization is eligible to receive annuity payments from the General Account.”
Tax treatment of withdrawals/payments

Withdrawals under the rider are treated as withdrawals for tax purposes.

Any lifetime payments made if the GLWB Account Value is depleted are treated as annuity payments for tax purposes.

Withdrawals are taxed less favorably than annuity payments.

Annuity payments are treated as annuity payments for tax purposes.
Guarantee	Lifetime payments are made from our General Account only if the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer.	Annuity payments are made from our General Account for the lifetime of the annuitant(s) and/or the length of the fixed period or guaranteed period, as applicable.
Loss of guarantee

If the GLWB Account Value has not been depleted, the GLWB election will terminate due to any of the circumstances set forth under “Terminating the GLWB Election,” including depletion of GLWB Account Value due to a GLWB Non-prescribed Withdrawal/Transfer, non-compliance with a change in rider investment restrictions, and death of Covered Person(s) before any lifetime payments begin.

Payments are guaranteed for the lifetime of the Covered Person(s) if the GLWB Account Value is depleted following the Lock-in Date due to poor Investment Account performance, the deduction of fees, or a GLWB Prescribed Withdrawal/Transfer.

Annuity payments are guaranteed for the lifetime of the annuitant(s) and/or the length of the fixed period or guaranteed period, as applicable.

30	Prospectus Intelligent Variable Annuity

TAX CONSEQUENCES

For a discussion of tax consequences specific to the GLWB rider, including the treatment of spouses under the rider, please see “Death Benefits—Special Options for Spouses” and “Federal Income Taxes”.

TERMINATING THE GLWB ELECTION

If your GLWB election terminates, you will lose the guarantees that you had accumulated under the rider, including the Income Base, HBV, and/or AGWA. Your GLWB election will terminate upon the earliest of:

•	the Business Day the Contract is surrendered or terminated;

•	the Business Day we receive instructions from you to assign or otherwise transfer your Contract, the GLWB rider, or any Contract or rider benefits prior to the Lock-in Date;

•	the Business Day your GLWB Account Value reduces to zero due to a GLWB Non-prescribed Withdrawal/Transfer;

•	the expiration of the notice period informing you of changes to the rider’s investment restrictions, where you have not complied with those changes;

•

the date of a former spouse’s death before we receive written notice of divorce (even if the Covered Person is alive), where the former spouses are both Contract owners and the GLWB Account Value has not been depleted;

•	the date of the Primary Owner’s death before the Lock-in Date

•	the date of the Covered Person’s death on or after the Lock-in Date under a Single Life GLWB;

•	the date of the last surviving Covered Person’s death on or after the Lock-in Date under a Joint Life GLWB; or

•

the date all of your GLWB Account Value is applied to an annuity option (subject to any obligation we may have to make payments to you, as set forth under “Benefit Available on the Annuitant’s 90th Birthday”).

We will no longer deduct the GLWB rider fee upon termination of your GLWB election, nor will we refund any charges you have paid.

If your GLWB election terminated due to the death of the Primary Owner before the Lock-in Date or the Covered Person on or after the Lock-in Date under a Single Life GLWB, then subject to certain conditions the surviving spouse may make a new GLWB election. See “Spousal Continuation Before Depletion of GLWB Account Value.” If your GLWB election terminated due to a GLWB Non-prescribed Withdrawal/Transfer or because you did not comply with a change in the rider’s investment restrictions, then you may be able to make a new GLWB election once 90 calendar days have passed since the date of termination. The new Income Base, HBV, and/or AGWA may be significantly lower than under your prior GLWB election. We reserve the right to stop allowing new GLWB elections under the rider at any time.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each Business Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by TIAA-CREF Life. While TIAA-CREF Life reserves the right to increase the Separate Account charges at any time, we will provide at least three months’ notice before any raise.

Administrative Expense Charge. This charge is for administration and operations, such as allocating Premiums and administering Accumulation Value. The daily deduction is equivalent to 0.30% of Accumulation Value annually. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

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We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

The daily deduction is equivalent to the following percentages of Accumulation Value annually:

During the First 10 Contract Years:
If Accumulation Value is less than $100,000:	0.40%
If Accumulation Value is between $100,000–$500,000:	0.25%
If Accumulation Value is greater than $500,000:	0.15%
After the First 10 Contract Years:	0.00%

On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium, partial annuitization, or withdrawal, we also will transfer Accumulation Units between bands if the Premium, partial annuitization, or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

Our mortality risks come from our obligations under the Contracts to make annuity payments under the One-Life Annuity and the Two-Life Annuity and to pay death benefits before the Annuity Period begins. We assume the risk of making annuity payments regardless of how long the Annuitant(s) may live or whether the mortality experience of Annuitants as a group is better than expected. We also bear a risk in connection with our Guaranteed Minimum Death Benefit guarantee, since this death benefit may be more than your Accumulation Value.

Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense charge.

If the mortality and expense risk charge isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), the principal underwriter of the Contract.

Guaranteed Minimum Death Benefit Charge. If you elect the Guaranteed Minimum Death Benefit, we will assess an additional charge of 0.10% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charge. If you activate the Guaranteed Lifetime

Withdrawal Benefit (GLWB) rider, we will assess an additional charge for a Single Life GLWB and a Joint Life GLWB that is guaranteed to never exceed 2.00% of GLWB Account Value, on an annual basis, as compensation for the costs and risks we assume in providing this guaranteed benefit. We deduct the charge each Business Day from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts in the GLWB Account.

We currently waive a portion of the GLWB rider charge, so that the current charge is 1.20%, on an annual basis. While we reserve the right to increase this charge at any time, any such increase will never exceed the 2.00% maximum guaranteed charge.

OTHER CHARGES AND EXPENSES

Portfolio Expenses. Each Investment Account purchases shares of the corresponding Portfolio at net asset value. Certain deductions and expenses of the underlying Portfolios are paid out of the assets of the Portfolios. These expenses may include charges for portfolio accounting, custody, and other services provided to the Portfolio. The Portfolios’ investment advisers also are entitled to an annual management fee based on a percentage of the average daily net assets of each Portfolio. Portfolio expenses are not fixed or specified under the terms of the Contract, and may change periodically. For further information, consult the Portfolios’ prospectuses and the Annual Operating Expense table included in the summary of this prospectus.

No Deductions from Premiums. The Contract provides for no front-end charges.

Premium Taxes. Currently, residents of several states may be subject to premium taxes on their Contract. We normally will deduct any charges for premium taxes from your Accumulation Value when it’s applied to provide annuity payments. However, if a jurisdiction requires that premium taxes be paid at other times, such as when Premiums are paid or when cash withdrawals are taken, we’ll deduct premium taxes then. State premium taxes currently range from 1.00 percent to 3.50 percent of Premium payments.

Annual Maintenance Fee. Your Contract will be subject to an annual maintenance fee of $25 to compensate us for the expenses associated with administering your Contract. We will assess this fee on every annual anniversary of your Contract and on surrender of your Contract. We will waive the annual maintenance fee if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the day you surrender your Contract. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, we will deduct the fee from the TIAA-CREF Life Money Market Investment Account. Otherwise, we will deduct the fee from the Investment Accounts in proportion the Accumulation Value in each Investment Account. We do not deduct this charge during the Annuity Period.

Transfer Charge. We do not charge you for transfers.

Surrender Charge. We do not deduct any surrender charges if you withdraw all Accumulation Value from the Contract, although we will assess the annual maintenance fee.

32	Prospectus Intelligent Variable Annuity

THE CONTRACT—THE ANNUITY PERIOD

You can apply all or a portion of your Accumulation Value to provide annuity payments from a fixed account that is part of our General Account. Annuity payments will be based, among other things, on the amount of your Accumulation Value selected for annuitization, your choice of Income Option, and your choice among the payout options. You may elect to receive monthly, quarterly, semi-annual or annual payments. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that. The total value of annuity payments made to you may be more or less than the total Premiums you paid under the Contract.

Partial annuitization is an irrevocable election by you to apply only a portion of your Accumulation Value to purchase a stream of annuity payments under the Contract, leaving the remainder of the Accumulation Value to accumulate on a tax-deferred basis. You may elect a partial annuitization of any annuity option. However, if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Caution should be exercised in choosing to annuitize a portion of Accumulation Value. Also, if you own a Qualified Contract, you may need to meet required minimum distribution rules, which can be quite complex. Before choosing to annuitize all or a portion of your Accumulation Value, you should consult your tax advisor. See “Federal Income Taxes.”

If you have activated the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, withdrawing Accumulation Value from the GLWB Account for partial annuitization other than as specified under the rider could significantly reduce, or even eliminate, the rider’s benefits. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

If you have elected the Guaranteed Minimum Death Benefit Option, partially annuitizations will impact the guaranteed death benefit. See “Guaranteed Minimum Death Benefit Option.”

WHEN ANNUITY PAYMENTS BEGIN

Generally you pick the date when you want annuity payments to begin when you first apply for a Contract. The date you choose cannot be later than the Annuitant’s 95th birthday, and if you select a date that is later then the Annuitant’s 90th birthday, then you may only select a Fixed-Period Annuity. You can choose or change this annuity starting date at any time before annuity payments begin, and you may establish multiple annuity starting dates if you choose to annuitize only a portion of your Accumulation Value. In any case, the annuity starting date for any selected annuitization will be the first Business Day of a month and can not be earlier than fourteen months after the day your Contract is issued (twelve months for Contracts issued in Florida). Your first annuity check may be delayed while we process your choice of Income Options and calculate the amount of your initial payment.

For payments to begin on the annuity starting date you chose, we must have received all information and documentation necessary for the Income Option you’ve picked. If we haven’t received all the necessary information, we’ll defer the annuity starting date until the first Business Day of the month after the information has reached us at our Administrative Office in good order, but not beyond the Annuitant’s 95th birthday. Please note the following:

•

If you haven’t picked any Income Option by the first Business Day of the month in which the Annuitant turns age 90 or if we have not otherwise received all the necessary information by this date, we will begin payments under a One-Life Annuity with, if allowed under federal tax law, a ten year guaranteed period.

•

If you have selected a One-Life Annuity or Two-Life Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 90, then you will be deemed to have chosen that date as the annuity starting date.

•

If you have selected a Fixed-Period Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 95, then you will be deemed to have chosen that date as the annuity starting date (if allowed under applicable law).

•

If you have activated the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider and the Annuitant’s 90th birthday occurs before any depletion of GLWB Account Value, then we may provide annuity payments for the GLWB Account Value based on the rider benefits. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).” Also, if you choose to apply the GLWB Account Value to receive annuity payments under the Contract, we may require you to transfer the GLWB Account Value from the GLWB Account at least one Business Day before the annuity starting date.

All annuity payments will be made out of the fixed account.

We’ll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments changes, it’s your responsibility to let us know. We can send payments to your residence or most banks abroad.

If you have activated the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we will terminate the rider if you apply all of your GLWB Account Value to an annuity option (subject to any obligation we may have to make payments to you as of the Annuitant’s 90th birthday). See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

Intelligent Variable Annuity Prospectus	33

INCOME PAYMENTS

Your payments are based on your Accumulation Value selected for annuitization determined on the last Business Day before the annuity starting date. At the annuity starting date, the dollar amount of each annuity payment resulting from your Accumulation Value selected for annuitization is fixed, based upon:

•	the annuity option you choose

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the ages of the Annuitant and any Second Annuitant, and

•	the current annuity rates, not to be less than those specified in your Contract’s rate schedule.

Payments are not variable—they won’t change based on the investment experience of any Investment Account.

ANNUITY OPTIONS

You have a number of different annuity options, although if you select an annuity date that is later then the Annuitant’s 90th birthday, you may only select a Fixed-Period Annuity. The current options are:

•

One-Life Annuities with or without Guaranteed Period. Pays income as long as the Annuitant lives. If you opt for a guaranteed period (10, 15 or 20 years) and your Annuitant dies before it’s over, income payments will continue to you or your Beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at the Annuitant’s death—so that it’s possible for you to receive only one payment if your Annuitant dies less than a month after payments start.

•

Fixed-Period Annuities. Pays income for a stipulated period of not less than two nor more than thirty years. At the end of the period you’ve chosen, payments stop. If you die before the period is up, your Beneficiary becomes the Contractowner.

•

Two-Life Annuities with or without Guaranteed Period. Pays income to you as long as the Annuitant or Second Annuitant lives, then continues at either the same or a reduced level for the life of the survivor, or until the end of the specified guaranteed period, whichever period is longer. There are three types of two-life annuity options, all available with or without a guaranteed period—Full Benefit While Either the Annuitant or the Second Annuitant is Alive, Two-Thirds Benefit After the Death of Either the Annuitant or the Second Annuitant, and a Half-Benefit After the Death of the Annuitant.

Your Beneficiary has the right to receive in a lump sum the commuted value of any periodic payments or other amounts remaining due under a Fixed-Period Annuity or Life Annuity with a Guaranteed Period. The commuted value, which is the present value of annuity payments used when an annuity will be paid in a lump sum instead of a series of payments, is equal to the sum of payments less the interest that would have been earned from the effective date of the commuted value calculation to the date each payment would have been made. The interest rate used is the same as that used to determine the guaranteed amount of the annuity payments.

THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER IS NOT AN ANNUITY OPTION

If you elect to activate the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider for an additional charge, you will have the right to withdraw a pre-defined amount each year from a designated “GLWB Account” for the rest of your life (subject to certain conditions), regardless of the investment performance of the GLWB Account, and even if the value of the GLWB Account is reduced to zero due to poor market performance. If your GLWB Account Value is depleted (reduced to zero) following an established “lock-in date” due to poor Investment Account performance, the deduction of fees, or “prescribed” withdrawals, we will make payments to you from our General Account for the rest of your life (or the lives of you and your spouse, if you have so designated). However, the GLWB is not an annuity option. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

34	Prospectus Intelligent Variable Annuity

DEATH BENEFITS

AVAILABILITY; CHOOSING BENEFICIARIES

Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA-CREF Life or your legal adviser.

SPECIAL OPTION FOR SPOUSES

If the surviving spouse is the sole Beneficiary when the Owner dies, the spouse can choose to become the Contractowner and continue the Contract, or receive the death benefit. If the surviving spouse does not make a choice within 60 days after we receive (in good order) proof of death, the spouse will automatically become the Contractowner, and no death benefit will be paid to the surviving spouse. Your spouse will also become the Annuitant if you were the Annuitant.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

AMOUNT OF DEATH BENEFIT

The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive (in good order) due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.

If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).

GUARANTEED MINIMUM DEATH BENEFIT OPTION

     If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit.

The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made (including the withdrawal of Accumulation Value to elect partial annuitization and withdrawals made under the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider).

The adjusted sum of each withdrawal made is equal to the sum of each withdrawal or partial annuitization multiplied by the greater of 1 or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal or partial annuitization, divided by

•	the Accumulation Value on the Business Day of the withdrawal or partial annuitization, excluding the effect of any transactions on that day.

Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.

The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit. Assume:

•	On July 16th, an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21st, a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000) divided by the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.

If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

Intelligent Variable Annuity Prospectus	35

•	On September 1st, a subsequent Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28th, a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:
1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06) divided by the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.

The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

The daily charge for the Guaranteed Minimum Death Benefit is shown in the “Separate Account Charges” section of this Prospectus. You may not elect the Guaranteed Minimum Death Benefit after we issue your Contract, and may not cancel it after we issue your Contract.

METHODS OF PAYMENT OF DEATH BENEFITS

The sole method of payment for death benefits is a single-sum payment by check. The entire death benefit is paid at once. If there is more than one Beneficiary, we will pay each Beneficiary, in a single-sum payment, his or her portion of the death benefit as determined on the Valuation Day we receive (in good order at our Administrative Office) all information required to be furnished for payment of that Beneficiary’s portion of the death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.

Death benefit payments must be made within five years of your death. Upon payment of the entire death benefit, the Contract will terminate.

In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of Sections 72(s) or 401(a)(9), as applicable to your Contract.

DELAYS IN PAYMENTS

We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive (in good order at our Administrative Office) all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•	the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

•

an emergency exists, as a result of which the SEC determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account or its corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the SEC; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to SEC rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Life Money Market Investment Account until the Fund is liquidated.

36	Prospectus Intelligent Variable Annuity

FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law, and is subject to change. For complete information on your personal tax situation, check with a qualified tax adviser.

TAXATION OF ANNUITIES

The following discussion assumes the Contracts qualify as annuity Contracts for federal income tax purposes:

In General. Internal Revenue Code (IRC) Section 72 governs annuity taxation generally. We believe an Owner who is a natural person usually won’t be taxed on increases in the value of a Contract until there is a distribution (i.e., the Owner withdraws all or part of the Accumulation Value or takes annuity payments). Since transfers among Investment Accounts under the Contract aren’t considered distributions, they won’t be taxed. Assigning, pledging, or agreeing to assign or pledge any part of the Accumulation Value usually will be considered a distribution.

Withdrawals of accumulated investment earnings are taxable as ordinary income. The IRC generally requires Non-Qualified Contract withdrawals to be first allocated to investment earnings.

Non-Natural Persons. The Owner of any Non-Qualified Contract who is not a natural person (such as a corporation or trust) generally must include in income any increases in the value of the Contract during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

Qualified and Non-Qualified Contracts. The Contract can only be purchased as an individual and not a group contract, and is referred to as a Non-Qualified Contract. Annuity contracts purchased as part of an IRA, Roth IRA, SEP or SIMPLE plan are referred to as a Qualified Contract. We do not currently offer Qualified Contracts.

The following discussion applies generally to Contracts owned by a natural person:

Withdrawals. If you make a withdrawal from your Non-Qualified Contract, the IRC generally treats such a withdrawal as first coming from earnings and then from your Premiums. Such withdrawn earnings are includible in income.

Diversification Requirements. The IRC requires that the investments of each Investment Account of the Separate Account underlying the Contracts be “adequately diversified” in order for the Non-Qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each Investment Account, through the Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contractowners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of a Contractowner to allocate Premiums and transfer amounts among the Investment Accounts of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the Owner of the Separate Account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the IRC requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner (as defined under federal law), the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Annuity endorsement contains provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Penalty Tax on Certain Withdrawals. The IRC also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after the taxpayer reaches age 59 1/2;

(2)	paid after you die;

(3)	paid if the taxpayer becomes totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)	paid under an immediate annuity; or

(6)	that come from purchase payments made prior to August 14, 1982.

Intelligent Variable Annuity Prospectus	37

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. Other exceptions may apply to Qualified Contracts.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, these amounts are taxed to the recipient: (i) if distributed in a lump sum, in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, in the same way as annuity payments.

Partial 1035 Exchanges. Section 1035 of the IRC provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service (IRS) has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also generally qualify as a non-taxable exchange. IRS guidance provides that a distribution from either of the contracts involved in the direct partial exchange within 12 months of the exchange would result in the exchange being treated as a taxable distribution from the first contract, followed by a payment for the second contract, except in limited circumstances, including a lifetime event such as divorce, disability or loss of employment which occurred between the date of the partial direct exchange and the withdrawal. Contractowners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Taxation of Qualified Contracts. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

     Individual Retirement Annuities (IRAs), as defined in Section 408 of the IRC, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year ($5,500 for 2014; $6,500 for owners age 50 or older) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation ($12,000 for 2014 (as may be increased in future years—for cost of living adjustments); $14,500 for owners age 50 and older). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax advisor for more information about these distribution rules.

The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, Simple IRA or Roth IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the Guaranteed Minimum Death Benefit provision in the Contract comports with IRA qualification requirements. The value of the Guaranteed Minimum Death Benefit and other optional benefits such as the Guaranteed Lifetime Withdrawal Benefit rider may need to be considered in calculating minimum required distributions.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER

     We intend to treat all withdrawals made under the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider prior to any depletion of GLWB Account Value as withdrawals, not annuity payments, for tax purposes. This is significant for Non-Qualified Contracts because withdrawals are taxed less favorably than annuity payments. Also, while we intend to treat lifetime payments made if the GLWB Account Value is depleted as annuity payments, we believe such payments will likely be fully taxable. Please consult a tax adviser. See “Guaranteed Lifetime Withdrawal Benefit (GLWB).”

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OPTIONAL BENEFIT RIDERS—NON-QUALIFIED CONTRACTS

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting or activating any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

Transferring or assigning Contract ownership, pledging the Contract as security for a loan, designating an Annuitant, payee or other Beneficiary who is not also the Owner, selecting certain annuity start dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax adviser.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, only a portion of the annuity payments you receive will be includable in your gross income. In general, the excludable portion of each annuity payment you receive will be determined as follows: by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable. For a Qualified Contract, the investment in the Contract could be zero.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If, after the annuity commencement date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return. You should consult a tax adviser before electing the Initial Payment Guarantee or a feature with stabilized payments.

PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. A pro-rated amount of the cost basis is used in calculating the payments and exclusion ratio associated with the Partial Annuitization. Please note that if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Consult your tax advisor. See “The Contract—the Annuity Period.”

WITHHOLDING

Annuity distributions are usually subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, Section 72(e) will treat as one contract all TIAA-CREF Life and TIAA Non-Qualified deferred annuity Contracts issued to the same Owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). Consult a tax adviser before buying more than one annuity Contract for the purpose of gaining a tax advantage.

POSSIBLE CHARGE FOR TIAA-CREF LIFE’S TAXES

Currently we don’t charge the Separate Account for any federal, state, or local taxes on it or its Contracts (other than premium taxes—see “Charges”), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Intelligent Variable Annuity Prospectus	39

OTHER TAX ISSUES

Federal Estate Taxes, Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000, $5,250,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity purchases by residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

TAX ADVICE

What we tell you here about federal and other taxes isn’t comprehensive and is for general information only. It doesn’t cover every situation. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

GENERAL MATTERS

FINANCIAL CONDITION OF TIAA-CREF LIFE

The benefits under your Contract and any rider are paid by us from our General Account assets and/or your Accumulation Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract and rider benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for Accumulation Value allocated to the Investment Accounts. Your Accumulation Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Accumulation Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. With very limited exceptions, all assets in the Separate Account attributable to your Accumulation Value and that of all other Contractowners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”

Assets in the General Account. Any guarantees under the Contract that exceed your Accumulation Value in the Separate Account, such as those associated with the death benefit or the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well,

40	Prospectus Intelligent Variable Annuity

such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract (such as those associated with the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider) would generally receive the same priority as our other policy holder obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a free copy of the SAI, see the cover page of this Prospectus.

TELEPHONE AND INTERNET TRANSACTIONS

To speak with a customer service representative to make requests related to your Contract or to obtain more information, you can call the Administrative Office at 877 694-0305.

You can also use the TIAA-CREF Web Center’s account access feature to check your Accumulation Value and current allocation percentages, and make transfers. You will be asked to enter your Contract number and last four digits of your social security number. You will be led through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made through the Web Center are electronically recorded. To use the Web Center’s account access feature, access the TIAA-CREF Internet home page at www.tiaa-cref.org.

Computer systems may not always be available. Any computer system, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

You should protect your Contract number and social security number, because automated transaction options will be available to anyone who provides your Contract number and social security number. We may not be able to verify that you are the person providing instructions through the Web Center, or that you have authorized any such person to act for you.

We can suspend or terminate your ability to transact by telephone, fax, or over the Internet at any time for any reason.

CONTACTING TIAA-CREF LIFE

We won’t consider any notice, form, request, or payment to have been received by TIAA-CREF Life until it reaches our Administrative Office in good order. You can ask questions about the contract by calling us toll-free 877 694-0305.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877 694-0305, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one Contractowner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877 694-0305, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

Intelligent Variable Annuity Prospectus	41

ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report or account statement that we send you.

DISTRIBUTING THE CONTRACTS

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

The Contracts are offered by TC Services, a subsidiary of TIAA which is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the Contract. Anyone distributing the Contract must be a registered representative of TC Services or an entity that has entered into a selling agreement with TC Services. The main office of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the Contracts, although we pay TC Services a fee from our General Account assets for sales of the Contracts. (Prior to May 1, 2012, the principal underwriter of the Contract was Teachers Personal Investors Services Inc. (“TPIS”), also a subsidiary of TIAA. TPIS is registered with the SEC as a broker-dealer and is a member of FINRA. During fiscal years 2013, 2012, and 2011, we paid TPIS and TC Services $[            ], $105,801, and $400,229, respectively, for distribution of all contracts in the Separate Account and TPIS and TC Services retained this amount. We intend to recoup payments made to TPIS and TC Services through fees and charges imposed under the Contract.

LEGAL PROCEEDINGS

Neither the Separate Account, TIAA-CREF Life, nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA-CREF to meet its obligations under the Contract, or the ability of TC Services to perform its contract with the Separate Account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you remit Premiums, or make a cash withdrawal, partial annuitization, or transfer among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions immediately following the end of each calendar quarter.

You will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited during the quarter and in total;
(3)	cash withdrawals and partial annuitizations during the quarter; and

(4)	any transfers among the Investment Accounts during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the Portfolios and a schedule of investments held by the Portfolios.

OTHER INFORMATION

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contractowners, Annuitants, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contractowners are urged to keep their own, as well as their Annuitants’, Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. Such updates should be communicated in writing to TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; by calling us between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday-Friday at 877 694-0305; or 24 hours a day via our website www.tiaa-cref.org.

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TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts
B-3	Additional Information
B-3	Financial Statements
B-4	Index to Financial Statements

Intelligent Variable Annuity Prospectus	43

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the Separate Account. The table shows per accumulation unit data and total returns for the variable investment accounts of the Separate Account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

[TO BE INCLUDED BY SUBSEQUENT AMENDMENT TO THIS REGISTRATION.]

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APPENDIX B

EXAMPLE OF GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER

The purpose of the following example is to demonstrate the operation of the GLWB rider. The example is based on hypothetical GLWB Account Values and transactions and assumes hypothetical positive and negative investment performance of the GLWB Account. The example is not representative of past or future performance and is not intended to project or predict future investment results. There is, of course, no assurance that the GLWB Account will experience positive investment performance. Actual results may be higher or lower.

ASSUMPTIONS:

•	The Primary Owner is 60 years old on the date the contract is issued

•	The Primary Owner’s birthday is January 1

•	All of the initial Premium is allocated to the GLWB Account, which is comprised of the TIAA-CREF Life Balanced (GLWB Asset Allocation) Investment Account

•

The GLWB is locked in at age 71 as a Single Life GLWB, and the Owner begins making GLWB Non-Excess Withdrawals/Transfers at that time - 11 years after purchasing the contract (Note that this is shown below as the 12th contract year)

•	Because the Owner has locked in as a Single Life GLWB at age 71, he receives a 5.5% Maximum Withdrawal Percentage

•	Hypothetical Net Rates of Return are AFTER deductions for fees and charges

Contract Year	Beg of Year Attained Age	Beg of Year Premium		AGWA		Beg of Year Withdrawals Taken		Reduction %		HBV Before Premiums and Withdrawals (A)		HBV After Premiums and Withdrawals (A)		Hypothetical Net Rate of Return		End of Year GLWB Account Value		End of Year Income Base (B)
1	60	100,000	(C)	n/a		—		—		0		100,000	(C)	2.00%		102,000		102,000
2	61	50,000	(D)	n/a		—		—		102,000		152,000	(D)	2.00%		155,040		155,040
3	62			n/a		—		—		155,040		155,040		2.00%		158,141		158,141
4	63	—		n/a		—		—		158,141		158,141		-5.00	% (E)	150,234	(E)	158,141	(E)
5	64	—		n/a		—		—		158,141		158,141		-5.00	% (E)	142,722	(E)	158,141	(E)
6	65	30,000	(F)	n/a		—		—		158,141	(F)	188,141	(F)	2.00%		176,177		188,141	(F)
7	66	—		n/a		—		—		188,141		188,141		2.00%		179,700		188,141
8	67	—		n/a		10,000	(G)	5.56	% (G)	188,141	(G)	177,680	(G)	2.00%		173,094		177,680	(G)
9	68	—		n/a		—		—		177,680		177,680		2.00%		176,556		177,680
10	69	—		n/a		—		—		177,680		177,680		2.00%		180,087		180,087
11	70	—		n/a		—		—		180,087		180,087		2.00%		183,689		183,689
12	71	—		10,103	(H)	10,103	(H)	—		n/a		n/a		2.00%		177,058		183,689
13	72	—		10,103		10,103		—		n/a		n/a		6.00%		176,972		183,689
14	73	—		10,103		5,000	(I)	—		n/a		n/a		8.00	% (I)	185,730	(I)	185,730	(I)
15	74	—		10,215	(I)	10,215		—		n/a		n/a		2.00%		179,025		185,730
16	75	—		10,215		10,215		—		n/a		n/a		2.00%		172,186		185,730
17	76	—		10,215		10,215		—		n/a		n/a		2.00%		165,210		185,730
18	77	—		10,215		50,000	(J)	24.08	% (J)	n/a		n/a		2.00%		117,514		141,006
19	78	—		7,755	(J)	7,755		—		n/a		n/a		2.00%		111,954		141,006
20	79	—		7,755		7,755		—		n/a		n/a		2.00%		106,283		141,006

NOTES:

(A)

The Highest Birthday Value (“HBV”) is initially set to the initial premium or transfer into the GLWB Account. Thereafter on any Business Day prior to the Lock-In Date the HBV is equal to: (1) the highest GLWB Account Value attained on any GLWB Birthday occurring between the date the GLWB election is effective and the Lock-In Date; plus (2) each Premium and transfer of Accumulation Value made to the GLWB Account since that GLWB Birthday; minus (3) an adjustment for each transfer and withdrawal from the GLWB Account since that GLWB Birthday equal to an amount that reduces the HBV in the same proportion that the transfer or withdrawal reduces the GLWB Account Value as of the effective date of the transfer or withdrawal, but prior to the reduction of the GLWB Account Value by the transfer or withdrawal amount.

(B)

Before the Lock-In Date, the Income Base is equal to the greater of the GLWB Account Value and the HBV. After the Lock-In Date, the Income Base is increased by Premiums and transfers of Accumulation Value to the GLWB Account as well as “Step-Ups” equal to the GLWB Account Value on the Business Day before each GLWB Birthday (if the GLWB Account Value is greater than the Income Base), and decreased proportionately by GLWB Excess Withdrawals/Transfers.

(C)	The initial Premium of $100,000 makes the initial HBV equal to $100,000.
(D)	Additional Premium of $50,000 in the 2nd year increases the HBV by this same amount.
(E)	Before the Lock-In Date, when there is a drop in the GLWB Account Value due to poor investment performance the Income Base does not drop below the HBV, which acts as a floor.
(F)	Additional Premium of $30,000 in the 6th year increases the HBV and the Income Base by this same amount even though the GLWB Account Value is lower.
(G)

A withdrawal from the GLWB Account in the 8th contract year (prior to the Lock-In Date) has the effect of reducing the HBV and Income Base in a proportionate manner. Because the withdrawal reduces the GLWB Account Value by 5.56% ($10,000 ÷ $179,700), the HBV and Income Base also will be reduced by 5.56%. In this instance, it can be seen that the $10,000 withdrawal reduces the HBV and the Income Base by $10,461 ($188,141 x .0556) which is more than the amount of the withdrawal.

Also, because the Owner made a GLWB Withdrawal prior to the Lock-In Date, the Owner must wait 90 calendar days before he can allocate additional Premiums and/or Accumulation Value to the GLWB Account.

(H)

At the beginning of the 12th contract year the Owner establishes the Lock-In Date, where the Annual Guaranteed Withdrawal Amount (“AGWA”) is locked in and GLWB Non-Excess Withdrawals/Transfers from the GLWB Account are permitted. The initial AGWA is equal to the Income Base multiplied by the Maximum Withdrawal Percentage, or $10,103 ($183,689 x .055). The Owner may withdraw up to $10,103 each GLWB Year for as long as the Covered Person is alive, regardless of the GLWB Account Value (assuming there are no subsequent changes to the Income Base).

(I)

The Owner is not required to withdraw the full AGWA each year. However, GLWB Non-Excess Withdrawals/Transfers are not cumulative, and the Owner cannot carry over any unused GLWB Non-Excess Withdrawals/Transfers to future GLWB Years.

In the 14th contract year, because the Owner takes a withdrawal lower than the AGWA AND the investment performance is sufficient to cause an increase in the GLWB Account Value higher than the Income Base, this resulted in a higher Income Base at the end of the year and a higher AGWA at the beginning of the 15th contract year due to a “Step-Up.” A Step-up is an increase in the Income Base to equal the GLWB Account Value on the Business Day before the GLWB Birthday if the GLWB Account Value is greater than the Income Base on that day. Because the GLWB Account Value at the end of the year is $185,730 and the Income Base is $183,689, the Income Base is increased to equal $185,730.

If the Income Base is stepped-up, then the AGWA will be increased to equal the new Income Base multiplied by the Maximum Withdrawal Percentage. The new AGWA beginning in the 15th contract year is $10,215 ($185,730 x 0.55).

(J)

In the 18th contract year, the owner withdraws $50,000. This is an excess of $39,785 over the AGWA of $10,215, or 24.08% of the GLWB Account Value ($39,785 ÷ $165,210). The $39,785 is a GLWB Excess Withdrawal/Transfer, and has the effect of reducing the Income Base by 24.08%, or $44,724 ($185,730*.2408), to $141,006 ($185,730 - $44,724). Note that the Income Base is reduced by $44,724, which is more than the amount of the $39,785 GLWB Excess Withdrawal/Transfer.

The AGWA at the beginning of the 19th contract year is also reduced to equal $7,755 ($141,006 x .055).

For more information about Intelligent Variable Annuity

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

Administrative Office

877 694-0305

8:00 a.m. to 6:00 p.m. ET Monday–Friday

To learn more about the Contract, you should read the Statement of Additional Information (“SAI”) dated the same date as this prospectus. The SAI contains more detailed information about the Contract than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of the prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of Accumulation Values, or to request other information about the Contract, please call or write to us at our Administrative Office 877 694-0305.

The SAI has been filed with the SEC. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Contract and us. Information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

Investment Company Act of 1940 Registration File No. 811-08963 A11511 /13

STATEMENT OF ADDITIONAL INFORMATION

INTELLIGENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

            , 201

This Statement of Additional Information (“SAI”) contains additional information regarding the Intelligent Variable Annuity—an individual flexible premium deferred variable annuity contract (the “Contract”) offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated             , 201     and the prospectuses for the mutual funds that serve as investment options for the Contract. You may obtain a copy of these prospectuses at no charge by writing us at: TIAA-CREF Life Insurance Company, P.O. Box 724508 Atlanta, GA 31139 or calling us toll-free at 877 694-0305. In addition, if you receive a summary prospectus for any fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts

B-3	Additional Information
B-3	Financial Statements
B-4	Index to Financial Statements

GENERAL MATTERS

THE CONTRACT

The Contract and the application are the entire contractual agreement between you and TIAA-CREF Life. We have issued the Contract in return for your completed application and the first Premium. Any endorsement to or amendment of the Contract or waiver of any of its provisions will be valid only if in writing and signed by an executive officer or a registrar of TIAA-CREF Life. All benefits are payable at our home office in New York, NY or at an administrative office designated by us. The Contract is incontestable.

ASSIGNMENT OF CONTRACTS

You may assign a Non-Qualified Contract prior to the annuity starting date. We assume no responsibility for the validity of any such assignment, nor will we be charged with notice of any assignment unless it is in writing and has been received in good order by us. The rights of the Owners, Annuitant, any Second Annuitant, any Beneficiaries and any other person to receive benefits under the Non-Qualified Contract will be subject to the terms of any assignment. You should consult your tax advisor before making any assignment of the Contract. You may not assign the Contract on or after the annuity starting date.

PAYMENT TO AN ESTATE, GUARDIAN, TRUSTEE, ETC.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA-CREF Life nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

BENEFITS BASED ON INCORRECT INFORMATION

If the amounts of benefits provided under a Contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made. Any amounts so paid or charged will include compound interest at the effective rate of 6% per year.

PROOF OF SURVIVAL

We reserve the right to require satisfactory proof that anyone named to receive benefits under a Contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received. If under a two-life annuity we have overpaid benefits because we were not notified of a death, we will reduce or withhold subsequent payments until the amount of the overpayment, plus compound interest at the rate of 6% per year, has been recovered.

PROTECTION AGAINST CLAIMS OF CREDITORS

The benefits and rights accruing to you or any other persons under the Contract are exempt from the claims of creditors or legal process to the fullest extent permitted by law.

PROCEDURES FOR ELECTIONS AND CHANGE

You have to make any choice or change available under the Contract in a form acceptable to us at our home office in New York, NY or an administrative office designated by us. If you send us a notice changing your Beneficiaries or other persons named to receive payments, it will take effect as of the date it was signed even if you then die before the notice actually reaches us in good order. Any other notice will take effect as of the date we receive it in good order. If we take any action in good faith before receiving the notice, we will not be subject to liability even if our acts were contrary to what you told us in the notice. If a joint Owner has been named and both Owners are living, authorization from both Owners is required for changes and transactions other than transfers and allocation of Premiums.

FINANCIAL SUPPORT AGREEMENT

The Contracts are issued by TIAA-CREF Life. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA).

TIAA-CREF Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contractowner of TIAA-CREF Life with recourse to TIAA.

MANAGEMENT RELATED SERVICE CONTRACTS

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia

B-2	Statement of Additional Information ■ Intelligent Variable Annuity

Limited Liability Company, provides product administration to TIAA-CREF Life. We also have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA-CREF Life. TIAA-CREF Life on behalf of the Separate Account has entered an agreement whereby JP Morgan will provide certain custodial settlement and other associated services to the Separate Account.

McCamish Systems LLC is located at 6425 Powers Ferry Road Suite 300, Atlanta, GA 30339. For years 2012, 2011, and 2010 TIAA-CREF Life provided total compensation for product administrative services of $12,281,977, $7,410,628, and $4,219,092 for all life insurance and non-qualified annuities product administration. State Street Bank and Trust Company is located at One Lincoln Street, Boston, Massachusetts, 02111. For years 2012, 2011, and 2010, TIAA-CREF Life paid custody fees of $305,206, $288,019, and $293,748. JP Morgan is located at One Beacon Street, Floor 19, Boston, MA 02108. For years 2012, 2011, and 2010, TIAA-CREF Life provided compensation for trade settlement services of $77,644, $87,944, and $77,287.

STATE REGULATION

TIAA-CREF Life and the Separate Account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA-CREF Life and the Separate Account must file with the Department periodic statements on forms promulgated by the Department. The Separate Account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the Separate Account is made at least every five years. In addition, a full examination of the Separate Account’s operations is usually conducted periodically by some other states.

LEGAL MATTERS

All matters of applicable state law pertaining to the contracts, including TIAA-CREF Life’s right to issue the contracts, have been passed upon by Meredith Kornreich, General Counsel of TIAA-CREF Life.

EXPERTS

[TO BE INCLUDED BY A SUBSEQUENT AMENDMENT TO THIS REGISTRATION.]

SEPARATE ACCOUNT FINANCIAL STATEMENTS

The financial statements of TIAA-CREF Life Separate Account VA-1 as of December 31, 2012 and the results of its operations and the changes in its net assets for each of the periods indicated, included in this Registration Statement have been so included in reliance on the report of [TO BE INCLUDED IN A SUBSEQUENT AMENDMENT TO THIS REGISTRATION], an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

TIAA CREF LIFE INSURANCE COMPANY STATUTORY BASIS FINANCIAL STATEMENTS

The statutory basis financial statements as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 included in this Registration Statement have been so included in reliance on the report of [TO BE INCLUDED IN A SUBSEQUENT AMENDMENT TO THIS REGISTRATION], given on the authority of said firm as experts in auditing and accounting.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA STATUTORY BASIS FINANCIAL STATEMENTS

The statutory basis financial statements as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 included in this Registration Statement have been so included in reliance on the report of [TO BE INCLUDED IN A SUBSEQUENT AMENDMENT TO THIS REGISTRATION], given on the authority of said firm as experts in auditing and accounting.

ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account, TIAA-CREF Life, and Teachers Insurance and Annuity Association of America (TIAA) follow.

TIAA-CREF Life’s financial statements should be considered only as bearing upon TIAA-CREF Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

TIAA financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA-CREF Life. They should not be considered as bearing on the ability of TIAA-CREF Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

[TO BE INCLUDED IN A SUBSEQUENT AMENDMENT TO THIS REGISTRATION]

Intelligent Variable Annuity ■ Statement of Additional Information	B-3

C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: Not applicable

Part B: Includes all required financial statements of the Separate Account, TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

(b)	Exhibits

(1)	Resolution of the Board of Directors of TIAA-CREF Life Insurance Company establishing TIAA-CREF Life Separate Account VA-1 (Registrant)[1]

(2)	None

(3)	(A)	Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc. (TPIS)[8]

	(B)	Selling Agreement between TPIS and TIAA-CREF Individual and Institutional Services, Inc. and Amendment thereto[1]

	(C)	Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

	(D)	Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(4)	(A)	Form of Contract[9]

	(B)	Endorsement for partial annuitization and maturity age*

	(C)	Form of the Guaranteed Living withdrawal Benefit Rider*

(5)	Form of Application*

(6)

(A)	Charter of TIAA-CREF Life Insurance Company[2]

(B)	Bylaws of TIAA-CREF Life Insurance Company[2]

(7)	Reinsurance Agreement for Guaranteed Living Benefit[1][8]

(8)

(A)	Form of Participation/Distribution Agreement with TIAA-CREF Life Funds[2]

(B)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares.[3]

(C)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares.[3]

(D)	Form of Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares.[3]

(E)	Form of Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc.[3]

(F)	Form of Participation Agreement among TIAA-CREF Life, Teachers Personal Investors Services, Inc., Franklin Templeton Variable Insurance Products Trust, and Franklin/Templeton Distributors, Inc.[3]

(G)	Form of Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company.[3]

(H)	Form of Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc.[3]

(I)	Form of Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC.[3]

(J)	Form of Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund.[3]

(K)	Form of Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.[3]

(L)	Form of Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC.[3]

(M)	Form of Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC.[3]

(N)	Form of Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust.[3]

(O)	Form of Participation Agreement among TIAA-CREF Life, WM Variable Trust, and WM Funds Distributor, Inc.[3]

(P)	Form of Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC.[3]

(Q)	Form of Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA Life Insurance Company.[4]

(R)	Amendment to Participation and Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc., dated as of October 19, 2004.[5]

(S)	Amendment to Participation and Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September 15, 2005.[6]

(T)	Form of Amendment to Fund Participation Agreement between Calamos Financial Services LLC and TIAA-CREF Life Insurance Company.[4]

(U)	Form of Amendment to Fund Participation Agreement by and between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and TIAA-CREF Life Insurance Company.[4]

(V)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company[10]

(W)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Income Trust, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]

(X)	Form of Amendment to Participation Agreement by and among Credit Suisse Trust, Credit Suisse Asset Management LLC, and Credit Suisse Asset Management Securities, Inc and TIAA-CREF Life Insurance Company.[4]

(Y)	Form of Fund/SERV and Networking Supplement to Participation Agreement by and among MFS Variable Insurance Trust and Massachusetts Financial Services Company.[4]

(Z)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares, dated July 24, 2007.[10]

(AA)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares, dated July 24, 2007.[10]

(AB)	Amendment to Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares, dated July 24, 2007.[10]

(AC)	Amendment to Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc., dated July 24, 2007.[10]

(AD1)	Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company and Teachers Personal Investors Services, LLC, dated July 24, 2007.[9]

(AD2)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company dated August 1, 2007.[10]

(AE)	Amendment to Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company, dated July 1, 2007.[10]

(AF)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc., dated July 27, 2007.[10]

(AG)	Amendment to Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, dated July 24, 2007.[10]

(AH)	Amendment to Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund, dated July 24, 2007.[10]

(AI)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated July 24, 2007.[10]

(AJ)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]

(AK)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]

(AL)	Amendment to Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust, dated July 24, 2007.[10]

(AM)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC, dated July 24, 2007.[10]

(AN)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company, dated as of July 24, 2007.[10]

(AO)	Form of Shareholder Information Agreement between Credit Suisse Asset Management Securities, Inc. and TIAA-CREF Life Insurance Company.[4]

(AP)	Form of Shareholder Information Agreement between Delaware Service Company, Inc. Securities, Inc. and TIAA-CREF Life Insurance Company.[4]

(AQ)	Form of Shareholder Information Agreement between Neuberger Berman Management Inc. and TIAA-CREF Life Insurance Company.[4]

(AR)	Form of Shareholder Information Agreement between Prudential Investment Management Services LLC and TIAA-CREF Life Insurance Company.[4]

(AS)	Form of Shareholder Information Agreement between Royce Fund Services, Inc. and TIAA-CREF.[4]

(AT)	Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life Insurance Company.[7]

(AU)	Form of Shareholder Information Agreement between MFS Fund Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(AV)	Form of Shareholder Information Agreement between Allianz Global Investors Distributors LLC and TIAA-CREF Life Insurance Company.[4]

(AW)	Form Shareholder Information Agreement between Franklin Templeton Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(AX)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]

(AY)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]

(AZ)	Distribution and Administrative Service Agreement between Neuberger Management Inc and TIAA-CREF Life Insurance Company.[4]

(BA)	Form of Administrative Services Agreement between Columbia Management Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(BB)	Administrative Services Agreement between Credit Suisse Asset Management, LLC and TIAA-CREF Life Insurance Company.[4]

(BC)	Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[4]

(BD)	Administrative Services Agreement between Legg Mason Investor Services, LLC and TIAA-CREF Life Insurance Company.[4]

(BE)	Administrative Services Agreement between Janus Capital Management LLC and TIAA-CREF Life Insurance Company.[4]

(BF)	Distribution and Shareholder Services Agreement between Janus Distributors LLC and TIAA-CREF Life Insurance Company.[4]

(BG)	Administrative Services Agreement between Royce & Associates, LLC and TIAA-CREF Life Insurance Company.[10]

(BH)	Amendment No. 1 to the Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[10]

(BI)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]

(BJ)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]

(BK)	Form of Administrative Services Agreement by and between McCamish Systems, LLC and TIAA-CREF Life Insurance Company.[11]

(BL)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]

(BM)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]

(BN)	Form of Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares.[12]

(BO)	Investment Advisory Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]

(BP)	Administrative Services Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]

(BQ)	Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (14)

(BR)	Form of Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (15)

(BS)	Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC.(16)

(BT)	Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA-CREF Life Insurance Company.(16)

(BU)	Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company.(16)

(BV)	Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (16)

(BW)	Amendment to Fund Participation Agreement between Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC and TIAA-CREF Life Insurance Company. (17)

(BX)	Amendment to Fund Participation Agreement between DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (17)

(BY)	Amendment to Fund Participation Agreement between PIMCO Variable Insurance Trust and PIMCO Investments LLC and TIAA-CREF Life Insurance Company. (17)

(BZ)	Participation Agreement among the RBB Fund, Inc., Matson Money, Inc., Foreside Funds Distributors LLC, and TIAA-CREF Life Insurance Company.*

(CA)	Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company.*

(9)	Legality Opinion and Consent of Meredith Kornreich, Esquire.*

(10)(A)

(11)	None

(12)	None

(13)	Powers of Attorney.[16]

[1]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 18, 1998 (File No. 333-61761 and 811-08963).

[2]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).

[3]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed March 9, 2006, (File Nos. 333-128699 and 811-10393).

[4]	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, filed May 2, 2007 (File Nos. 333-128699 and 811-10393).

[5]	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, filed May 3, 2005 (File Nos. 333-62162 and 811-10393).

[6]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed May 1, 2006 (File Nos. 333-128699 and 811-10393).

[7]	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed May 1, 2007 (File Nos. 333-46414 and 811-08963).

[8]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 9, 1998 (File Nos. 333-61761 and 811-08963).

[9]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 2, 2007 (File Nos. 333-145064 and 811-08963).

[10]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed October 29, 2007 (File Nos. 333-145064 and 811-08963).

[11]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 18, 2008 (File Nos. 333-145064 and 811-08963).

[12]	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2010 (File Nos 333-145064 and 811-08963).

[13]	Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811-22659).

[14]	Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 14, 2012 (File Nos 333-145064 and 811-08963).

[15]	Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos 333-183060 and 811-22659).

[16]	Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-1128699 and 811-10393).

[1][7]	Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, filed on February 7, 2014 (File Nos 333-1128699 and 811-10393).

[1][8]	To be included by amendment to this registration.
*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
David M. Anderson	Director, Chairman
Kathie Andrade	Director
Elizabeth D. Black	Director
Matthew Halperin	Director
Nancy Heller	Director
Eric T. Jones	Director
Matthew Kurzweil	Director
Russell Noles	Director
Ronald R. Pressman	Director
Martin Snow	Director
Elizabeth Debenedictis	Vice President, Third Party Insurance Wholesaling
Linda Dougherty	Vice President & Chief Financial Officer
Margarita Echevarria	Chief Compliance Officer
Richard Biegen	Chief Compliance Officer of the Separate Account
Jorge Gutierrez	Vice President, Treasurer
Meredith Kornreich	Vice President & General Counsel
Marjorie Pierre-Merrit	Vice President & Assistant Corporate Secretary
Jeremy Ragsdale	Vice President, Product Management
Kevin Tiernan	Vice President, Insurance & ATA Products

*	The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

(1)    TIAA Board of Overseers is a New York not-for-profit corporation established to further education and other non-profit purposes by holding the stock of TIAA.

(2)    TIAA’s non-profit capital stock, constituting all of its authorized shares of stock, was originally issued to the Carnegie Corporation of New York. The shares were transferred to Trustees of T.I.A.A. Stock, renamed TIAA Board of Overseers, immediately after the enactment of the cited legislation.

(3)    Teachers Insurance and Annuity Association of America is a New York domiciled life insurance company that issues guaranteed and variable annuities and life insurance for nonprofit and government institutions and their employees. Employs all TIAA entities staff except for Kaspick and TIAA-CREF Asset Management UK Limited (England). The TIAA Board of Overseers elects TIAA’s trustees.

• TIAA Separate Account VA-1 (“VA-1”) is a separate account registered with the SEC as an open-end management investment company that offers individual, variable, after-tax annuities. VA-1 has only one investment portfolio, the Stock Index Account.

• TIAA Real Estate Account VA-2 (“VA-2”) is a separate account of TIAA that allows TIAA to offer a variable investment option based on real estate investments for TIAA’s pension annuities.

• TIAA Separate Account VA-3 (“VA-3”) is registered with the SEC as an investment company under the Investment Company Act of 1940 and operates as a unit investment trust. VA-3 is designed to fund individual and group variable contracts in retirement plans.

(4)    Corporations, trusts and limited liability companies (“LLCs”) were organized by TIAA to hold real estate, mortgage, and securities investments for the General Account and may no longer hold any assets. All issued and outstanding stock of the corporations, trusts, and memberships in the LLCs are owned, directly or indirectly, by TIAA.

(5)    Subsidiaries of the Separate Real Estate Account.

(6)    TIAA-CREF Investment Management, LLC is a registered investment advisor, which provides investment management services for College Retirement Equities Fund.

(7)    TIAA-CREF Individual & Institutional Services, LLC is a registered broker-dealer and investment advisor, which provides distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, and through a selling agreement with Teachers Personal Investors Services, Inc. distribution services for the TIAA-CREF Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s Variable Annuity and Variable Life Products, Tuition Savings Products, and TCAM Funds.

(8)    TIAA Global Markets, Inc. was formed to issue debt instruments.

(9)    TIAA-CREF Enterprises, Inc. is organized for the purpose of holding the stock of Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., TIAA-CREF Tuition Financing, Inc., TCAM Core Property Fund GP LLC and Westchester Group Investment Management Holding Company, Inc.

(10)  Teachers Advisors, Inc. is a registered investment advisor organized for the purpose of providing investment advice and management services to the TIAA Separate Account VA-1, the TIAA-CREF Funds, and the TIAA-CREF Life Funds. It provides investment adviser services for set contractual fees, with the intent of making a profit.

(11)  Teachers Personal Investors Services, Inc. is a registered broker-dealer organized for the purpose of providing distribution and administrative services for the TIAA Separate Account VA-1, the TIAA-CREF Funds, and the TIAA-CREF Life Funds, and is the placement agent for the private funds managed by TIAA-CREF Asset Management.

(12)  TIAA-CREF Life Insurance Company is a New York domiciled life insurance company that issues guaranteed and variable annuities, funding agreements, and life insurance, including variable life insurance, to the general public. TIAA-CREF Life Insurance Company holds the sole member interest in TIAA-CREF Insurance Agency, LLC.

(13)  TIAA-CREF Tuition Financing, Inc. (“TFI”) is organized to administer and provide advice to tuition savings and prepaid plans. It is a program manager providing program management services to state’s qualified tuition programs. TFI performs certain services related to the plan on behalf of the state, but the 529 plan is the state’s products since Section 529 of the IRC only allows states and eligible educational institutions to establish and maintain 529 plans. TFI also manages the Independent 529 plans (I-529) which is sponsored by a consortium of private colleges and universities. TFI, with permission from the states, subcontracts with other entities to perform certain of the program management services.

(14)  TCT Holdings, Inc. is organized for the purpose of holding the stock of TIAA-CREF Trust Company, a federal savings bank.

(15)  TIAA-CREF Trust Company, FSB is a federally chartered savings bank that provides individual and institutional asset management and investment advice for its customers.

(16)  TIAA-CREF Insurance Agency, LLC is a licensed life insurance agent offering insurance services and products.

(17)  TCAM Core Property Fund GP LLC was established to act as the general partner of TIAA-CREF Asset Management Core Property Fund, LP, an open-end private investment fund which owns an interest in TCAM Core Property Fund REIT LLC, which in turn owns the membership interests in TCAM Core Property Fund Operating GP LLC (“GP”). GP was organized to act as the general partner of TCAM Core Property Fund Operating LP, which is an unregistered 3(c)(7) fund organized as a vehicle for direct real estate investment by TCAM customers.

(18)  TIAA-CREF Redwood, LLC was established for the purpose of owning the membership interests in Kaspick & Company, LLC.

(19)  Kaspick & Company, LLC a registered investment adviser providing administrative advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations, which act as trustees for donors (and their beneficiaries) participating in their planned giving programs.

(20)  Active Extension Fund I, LLC, Active Extension Fund II-Global Opportunities, LLC, Active Extension Fund III, LLC and Active Extension Fund V – Analyst Market Neutral, LLC were organized to engage in investment strategies.

(21)  TIAA-CREF LPHC, LLC, was organized to hold the membership interests in TCAM SVREF I GP, LLC and TCAM DOF GP LLC.

(22)  TIAA-CREF International Holdings LLC, was organized to hold the ownership interests in a foreign subsidiary.

(23)  TIAA-CREF Asset Management UK Limited was organized to provide advisory services with respect to TIAA’s UK and European real estate investments.

(24)  Oleum Holding Company, Inc. was organized to own the shares of Polar Star Canadian Oil and Gas Holding, Inc., a Canadian entity.

(25)  Polar Star Canadian Oil and Gas, Inc., whose shares are owned by Polar Star Canadian Oil and Gas Holding, Inc., is a Canadian company engaged in oil and gas exploration and production.

(26)  T-C SMA III, LLC was organized to act as the general partner of TIAA-CPPIB Commercial Mortgage Company, L.P., which in turn will act as a member of TIAA-CPPIB Commercial Mortgage Company REIT LLC.

(27)  Covariance Capital Management, Inc. was organized to act as an investment adviser to manage mid-size endowments and foundations.

(28)  Westchester Group Investment Management Holding Company, Inc. was organized to acquire an interest in certain assets of an Illinois corporation and to contribute that interest to Westchester Group Investment Management, Inc.

(29)  Westchester Group Investment Management, Inc. was organized to operate an agricultural asset management business.

Additional entities, comprised of joint venture subsidiaries, are not individually listed herein. While they technically are controlled by TIAA by virtue of the grant of voting rights to TIAA upon creation of each subsidiary, TIAA does not actively control the day-to-day activities and instead defers to its partners.

Item 27. Number of Contractowners

As of February 28, 2013, there were no Owners of the Qualified Contracts and 2,867 Owners of the Non-Qualified Contracts.

Item 28. Indemnification

The TIAA-CREF Life bylaws provide that the TIAA-CREF Life Insurance Company will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of the TIAA-CREF Life Insurance Company, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of the TIAA-CREF Life Insurance Company, or is or was serving at the request of the TIAA-CREF Life Insurance Company as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of the TIAA-CREF Life Insurance Company and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of Insurance of the State of New York not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other Activity. TIAA-CREF Individual & Institutional Services, LLC (“TC Services”) acts as principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. TC Services is also principal underwriter for TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds, and variable annuity contracts issued by TIAA-CREF Life Separate Account VA-1 and TIAA Separate Account VA-1.

(b)	Management.

Name and Principal Business Address*	Positions and Offices with Underwriter
Matthew L. Kurzweil	Chairman of the Board of Managers
Carol Ward Deckbar	Manager
Brian R. Bohaty	Manager
Eric T. Jones	Manager
Kathie J. Andrade	Manager, President and Chief Executive Officer
Peter Kennedy	Manager, Vice President and Chief Operating Officer
Stephen D. Collier	Senior Vice President, Head of Tax
William C. Bair	Vice President and Chief Financial Officer
Yves P. Denize	Vice President and Chief Legal Officer
Linda Dougherty	Vice President and Controller
Pamela Lewis Marlborough	Vice President and Assistant Secretary
Raymond Bellucci	Vice President
Kevin C. Brown	Vice President
Douglas Chittenden	Vice President
William Griesser	Vice President
Christopher J. Weyrauch	Senior Managing Director
Catherine McCabe	Managing Director
Peter Case	Director of Operations
Patricia Adams	Assistant Director, Operations
Samuel Turvey	Chief Compliance Officer
Jorge Gutierrez	Treasurer
Jennifer Sisom	Assistant Treasurer
Marjorie Pierre-Merritt	Secretary
Janet Acosta	Assistant Secretary
Henry W. Atkinson	Assistant Secretary
Nicholas Cifelli	Assistant Secretary
Gail Clinton	Assistant Secretary
Jamin R. Jenkins	Assistant Secretary
Ann Medeiros	Assistant Secretary

*	The address of each Director and Officer is c/o TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c)	Compensation From the Registrant. None

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, CitiStorage Inc 5 North 11th Street, Brooklyn, NY 11211, File Vault, 839 Exchange Street, Suite A, Charlotte, NC 28208, State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, JPMorgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245, and McCamish Systems LLC, Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336, Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication afixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) TIAA-CREF Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA-CREF Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Life Separate Account VA-1 has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th of February, 2014.

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

BY: TIAA-CREF Life Insurance Company

(On behalf of the Registrant and itself)

By:	*
David M. Anderson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on February 28, 2014, in the capacities indicated.

Signature	Title

* David M. Anderson	President and Chief Executive Officer

* Linda S. Dougherty	Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)

* David M. Anderson	Director

* Kathie Andrade	Director

* Elizabeth D. Black	Director

* Matthew Halperin	Director

* Nancy Heller	Director

* Eric T. Jones	Director

* Matthew Kurzweil	Director

* Russell Noles	Director

* Ronald R. Pressman	Director

* Martin Snow	Director

*	Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: April 19, 2013

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq. Attorney-in-fact

EXHIBIT INDEX

4(B)	Endorsement for partial annuitization and maturity age

4(C)	Guaranteed Living Withdrawal Benefit Rider

(5)	Form of Application

8(BZ)	Participation Agreement among the RBB Fund, Inc., Matson Money, Inc., Foreside Funds Distributors LLC, and TIAA-CREF Life Insurance Company.*

8(CA)	Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company.*

(9)	Legality Opinion and Consent of Meredith Kornreich, Esquire

(10)(A)